As filed with the Securities and Exchange Commission on May 27, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)
	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 14.42%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost, $314,540) (a)(c)	09/15/2045	0.79%	$ 330,442	$ 326,682
321 Henderson Receivables II LLC, 2006-1 (Acquired 03/30/2015, Cost, $2,170,291) (a)(c)	03/15/2041	0.64%	2,201,595	2,133,216
Ally Auto Receivables Trust
Series 2013-2 A3	01/16/2018	0.79%	397,759	397,598
Series 2013-1 A4	02/15/2018	0.84%	952,203	951,554
American Homes 4 Rent, 2014-SFR1 A (Acquired 05/13/2014 through 10/08/2014, Cost, $3,704,416) (a)(c)	06/17/2031	1.44%	3,710,348	3,637,837
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	735,667	771,046
BA Credit Card Trust, 2014-A3 A (c)	01/15/2020	0.73%	2,040,000	2,040,608
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014, Cost, $276,522) (a)	07/17/2017	0.69%	276,541	276,490
Cabela’s Credit Card Master Note Trust, 2012-1A A1 (Acquired 05/08/2012 through 05/06/2015, Cost, $3,604,092) (a)	02/18/2020	1.63%	3,590,000	3,597,342
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	849,137	848,858
Series 2015-1 A3	04/15/2019	1.33%	2,500,000	2,498,285
Capital Auto Receivables Asset Trust
Series 2013-2 A3	10/20/2017	1.24%	84,126	84,120
Series 2013-1 A4	01/22/2018	0.97%	925,404	925,174
Capital One Multi-Asset Execution Trust, 2006-A11 (c)	06/15/2019	0.53%	3,500,000	3,498,065
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	2,297,207	2,356,737
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	1,064,945	1,064,092
Chase Issuance Trust
Series 2007-A2 A (c)	04/15/2019	0.49%	3,500,000	3,494,146
Series 2013-A3 (c)	04/15/2020	0.72%	234,000	234,000
Citibank Credit Card Issuance Trust
Series 2013-A12 (c)	11/07/2018	0.85%	1,000,000	1,000,089
Series 2007-A8	09/20/2019	5.65%	3,500,000	3,723,358
Colony American Homes
Series 2014-1A A (Acquired 04/02/2014 through 12/02/2014, Cost, $3,061,502) (a)(c)	05/17/2031	1.59%	3,069,105	3,017,168
Series 2015-1C C (Acquired 05/27/2015, Cost, $1,940,000) (a)(c)	07/19/2032	2.39%	1,940,000	1,835,470
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	1,741,323	1,743,735
Discover Card Execution Note Trust, 2013-A1 (c)	08/17/2020	0.74%	3,300,000	3,299,169
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	1,598,254	1,619,347
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	612,012	631,000
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.67%	464,504	464,445
Series 2013-A B	04/15/2019	1.21%	1,500,000	1,496,460
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	278,287	278,179
Green Tree Agency Advance Funding Trust I, 2015-T1 (Acquired 10/16/2015, Cost, $2,900,000) (a)	10/15/2046	2.30%	2,900,000	2,896,288
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	4,700,000	4,701,497
Invitation Homes Trust
Series 2013-SFR 1 A (Acquired 11/05/2013 through 10/24/2014, Cost, $4,077,559) (a)(c)	12/17/2030	1.59%	4,077,517	4,032,306
Series 2014-SFR 2 A (Acquired 08/04/2014 through 05/06/2015, Cost, $3,767,987) (a)(c)	09/18/2031	1.54%	3,767,987	3,689,276
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,501,234
NRZ Advance Receivables Trust, 2015-T2 (Acquired 08/25/2015, Cost, $1,499,997) (a)(b)	08/17/2048	3.30%	1,500,000	1,507,928
Ocwen Master Advance Receivables Trust, 2015-AT3 (Acquired 11/06/2015, Cost, $1,549,987) (a)	11/15/2047	3.21%	1,550,000	1,551,231
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	1,386,449	1,383,274
Santander Drive Auto Receivables Trust
Series 2014-3 A3	07/16/2018	0.81%	938,251	937,850
Series 2015-3	09/17/2018	1.02%	3,353,959	3,349,894
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $2,576,111) (a)	08/25/2033	2.51%	2,590,332	2,553,028
SWAY Residential Trust, 2014-1 A (Acquired 12/04/2014 through 02/02/2016, Cost, $3,623,443) (a)(c)	01/20/2032	1.74%	3,643,025	3,582,677
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	5,000,000	5,015,548
TCF Auto Receivables Owner Trust, 2015-1A A2 (Acquired 06/03/2015, Cost, $1,894,132) (a)	08/15/2018	1.02%	1,894,241	1,890,173
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	18,716	19,512
Volkswagen Auto Loan Enhanced Trust, 2014-1	10/22/2018	0.91%	2,003,915	1,994,186
TOTAL ASSET BACKED SECURITIES (Cost $89,259,877)				88,850,172

CORPORATE BONDS: 29.75%
Administrative and Support and Waste Management and Remediation Services: 0.20%
Synchrony Financial	08/15/2017	1.88%	1,250,000	1,246,134

Finance and Insurance: 13.44%
Aetna, Inc.	11/15/2017	1.50%	1,500,000	1,503,066
Aflac, Inc.	02/15/2017	2.65%	1,750,000	1,774,889
American Express Co.	05/22/2018	1.55%	2,500,000	2,491,235
Anthem, Inc.	01/15/2018	1.88%	1,250,000	1,253,960
Bank of America Corp.	05/01/2018	5.65%	4,570,000	4,905,762
Bank of Montreal (Acquired 12/04/2014, Cost, $2,015,758) (a)(b)	01/30/2017	1.95%	2,000,000	2,015,530
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	1,330,000	1,355,141
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,789,020
Capital One Financial Corp.	04/24/2019	2.45%	1,810,000	1,829,228
Charles Schwab Corp./The	03/10/2018	1.50%	2,050,000	2,062,630
Citigroup, Inc.	07/30/2018	2.15%	2,175,000	2,186,910
Citizens Bank	03/14/2019	2.50%	1,225,000	1,235,676
Cooperatieve Rabobank UA (b)	01/19/2017	3.38%	1,000,000	1,017,900
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,501,597) (a)(b)	10/01/2017	3.00%	1,500,000	1,532,180
Daimler Finance North America LLC (Acquired 09/15/2015, Cost, $2,040,569) (a)	01/11/2018	1.88%	2,040,000	2,050,577
Deutsche Bank AG (b)	02/13/2019	2.50%	1,060,000	1,072,947
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,054,624
Ford Motor Credit Company LLC	01/17/2017	1.50%	1,500,000	1,498,119
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,380,895
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	4,135,000	4,473,217
Heineken NV (Acquired 10/02/2012 through 05/06/2015, Cost, $3,000,829) (a)(b)	10/01/2017	1.40%	3,000,000	3,011,003
HSBC Holdings PLC (b)	04/05/2021	5.10%	1,390,000	1,528,985
Hyundai Capital America (Acquired 10/27/2015, Cost, $1,534,816) (a)	10/30/2018	2.40%	1,535,000	1,545,242
ING Bank NV (Acquired 03/15/2016, Cost, $1,499,565) (a)(b)	03/22/2019	2.30%	1,500,000	1,516,406
JPMorgan Chase & Co.	03/22/2019	1.85%	3,115,000	3,127,242
JPMorgan Chase & Co.	01/23/2020	2.25%	1,095,000	1,103,661
Keycorp	12/13/2018	2.30%	1,170,000	1,176,980
Lincoln National Corp.	02/15/2020	6.25%	1,155,000	1,290,431
Morgan Stanley	07/24/2020	5.50%	2,385,000	2,681,472
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	1,560,000	1,582,774
Nordea Bank AB (Acquired 02/12/2013, Cost, $1,013,938) (a)(b)	03/20/2017	3.13%	1,000,000	1,018,879
PNC Bank NA	10/18/2019	2.40%	1,400,000	1,428,741
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $1,849,186) (a)	09/21/2018	1.90%	1,850,000	1,854,786
Principal Life Global Funding II (Acquired 11/17/2015, Cost, $2,018,220) (a)	10/15/2018	2.25%	2,000,000	2,026,572
Prudential Financial, Inc.	06/15/2019	7.38%	1,400,000	1,624,664
Realty Income Corp.	01/31/2018	2.00%	1,750,000	1,756,678
State Street Corp.	08/18/2020	2.55%	1,500,000	1,544,858
SunTrust Banks, Inc.	11/01/2018	2.35%	1,570,000	1,580,885
Trinity Acquisition PLC (b)	09/15/2021	3.50%	1,665,000	1,693,826
UBS AG (b)	12/20/2017	5.88%	872,000	934,341
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,500,000	1,623,470
Visa, Inc.	12/14/2020	2.20%	2,355,000	2,413,505
Voya Financial, Inc.	02/15/2018	2.90%	1,475,000	1,497,722
Wells Fargo & Co.	01/16/2018	1.50%	2,725,000	2,741,001
				82,787,630
Health Care and Social Assistance: 0.31%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,902,611

Information: 3.45%
21st Century Fox America, Inc.	02/15/2021	4.50%	1,210,000	1,333,940
AT&T, Inc.	03/15/2017	2.40%	1,500,000	1,517,506
AT&T, Inc.	03/11/2019	2.30%	1,985,000	2,026,687
CA, Inc.	08/15/2018	2.88%	1,500,000	1,524,553
CBS Corp.	07/01/2017	1.95%	1,000,000	1,005,422
CCO Safari II LLC (Acquired 01/27/2016, Cost, $1,000,591) (a)	07/23/2020	3.58%	1,000,000	1,021,837
Comcast Corp.	02/15/2018	5.88%	1,500,000	1,629,479
Discovery Communications LLC	08/15/2019	5.63%	1,250,000	1,373,198
Hewlett-Packard Co. (Acquired 09/30/2015, Cost, $1,218,438) (a)	10/05/2018	2.85%	1,220,000	1,240,486
Oracle Corp.	04/15/2018	5.75%	1,500,000	1,640,067
Symantec Corp.	06/15/2017	2.75%	1,000,000	1,004,167
Total System Services, Inc.	06/01/2018	2.38%	1,000,000	998,707
Verizon Communications, Inc.	09/14/2018	3.65%	1,400,000	1,472,892
Vodafone Group PLC (b)	02/19/2018	1.50%	1,575,000	1,573,334
Walt Disney Co./The	09/17/2018	1.50%	1,880,000	1,905,777
				21,268,052

Manufacturing: 6.11%
AbbVie, Inc.	05/14/2018	1.80%	1,450,000	1,459,738
Anheuser-Busch InBev Finance, Inc.	01/17/2018	1.25%	1,500,000	1,505,880
Apple, Inc.	05/06/2019	2.10%	1,910,000	1,963,522
Becton, Dickinson & Co.	12/15/2017	1.80%	2,135,000	2,143,975
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	1,410,000	1,430,836
Celgene Corp.	08/15/2018	2.13%	1,725,000	1,744,536
Chevron Corp.	12/05/2017	1.10%	1,000,000	998,268
Cisco Systems, Inc.	06/15/2018	1.65%	1,710,000	1,734,097
Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	2,040,382
Ecolab, Inc.	12/08/2017	1.45%	1,500,000	1,498,362
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,003,336
HJ Heinz Co. (Acquired 06/23/2015, Cost, $1,497,000) (a)	07/02/2018	2.00%	1,500,000	1,513,880
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	1,045,000	1,068,604
Intel Corp.	12/15/2017	1.35%	1,000,000	1,008,124
Johnson Controls, Inc.	11/02/2017	1.40%	1,255,000	1,253,455
Merck & Co., Inc.	05/18/2018	1.30%	1,580,000	1,592,869
PepsiCo, Inc.	10/14/2020	2.15%	1,400,000	1,435,281
Philip Morris International, Inc.	02/25/2019	1.38%	1,380,000	1,384,397
Qualcomm, Inc.	05/18/2018	1.40%	2,050,000	2,060,363
Reynolds American, Inc.	08/21/2017	2.30%	1,500,000	1,520,037
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,639,616
Suncor Energy, Inc. (b)	06/01/2018	6.10%	1,170,000	1,250,752
Tyco Electronics Group SA (b)	12/17/2018	2.38%	1,000,000	1,011,252
Tyson Foods, Inc.	08/15/2019	2.65%	1,000,000	1,025,568
Wm Wrigley Jr Co. (Acquired 08/14/2015, Cost, $1,356,238) (a)	10/21/2019	2.90%	1,335,000	1,371,175
Zoetis, Inc.	02/01/2018	1.88%	1,000,000	999,052
				37,657,357
Mining, Quarrying, and Oil and Gas Extraction: 1.09%
Anadarko Petroleum Corp.	09/15/2017	6.38%	724,000	758,734
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,015,880
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	423,714
Phillips 66	05/01/2017	2.95%	1,500,000	1,527,646
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,495,323
Sinopec Group Overseas Development (2014) Ltd. (Acquired 04/02/2014, Cost, $1,500,000) (a)(b)(c)	04/10/2017	1.40%	1,500,000	1,497,153
				6,718,450
Professional, Scientific, and Technical Services: 0.69%
Biogen, Inc.	09/15/2020	2.90%	1,250,000	1,286,436
International Business Machines Corp.	05/17/2019	1.80%	1,750,000	1,771,926
Mastercard, Inc.	04/01/2019	2.00%	1,165,000	1,193,611
				4,251,973
Real Estate and Rental and Leasing: 0.42%
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,573,856
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	1,000,000	1,001,288
				2,575,144
Retail Trade: 1.41%
Amazon.com, Inc.	11/29/2017	1.20%	1,250,000	1,252,099
BP Capital Markets (b)	09/26/2018	2.24%	1,000,000	1,012,699
CVS Health Corp.	12/05/2018	2.25%	2,115,000	2,166,396
eBay, Inc.	03/09/2018	2.50%	1,520,000	1,544,654
Home Depot, Inc./The	06/15/2019	2.00%	1,500,000	1,539,359
Walgreens Boots Alliance, Inc.	11/17/2017	1.75%	1,150,000	1,152,553
				8,667,760
Transportation and Warehousing: 0.28%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	777,406
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	918,591
				1,695,997
Utilities: 1.09%
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,178,064
Northern States Power Co.	08/15/2020	2.20%	2,000,000	2,036,550
Sempra Energy	04/01/2017	2.30%	1,000,000	1,006,382
Southern Power Co.	06/01/2018	1.50%	1,500,000	1,488,087
				6,709,083

Wholesale Trade: 1.26%
B.A.T. International Finance PLC (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,008,188
Cardinal Health, Inc.	11/15/2019	2.40%	1,500,000	1,522,788
McKesson Corp.	03/10/2017	1.29%	1,500,000	1,502,727
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost, $2,009,600) (a)	04/10/2017	1.75%	2,000,000	1,998,042
Sysco Corp.	10/01/2020	2.60%	1,695,000	1,728,075
				7,759,820
TOTAL CORPORATE BONDS (Cost $181,893,564)				183,240,011

FOREIGN GOVERNMENT BONDS: 0.96%
European Investment Bank (b)	03/15/2018	1.00%	3,500,000	3,500,644
European Investment Bank (b)	08/15/2018	1.13%	2,400,000	2,398,692
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,868,114)				5,899,336

MORTGAGE BACKED SECURITIES: 16.12%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,828,650
BXHTL Mortgage Trust, 2015-JWRZ (Acquired 06/19/2015, Cost, $1,583,488) (a)(c)	05/15/2029	1.67%	1,585,000	1,554,169
CD 2007-CD5 Mortgage Trust, A4 (c)	11/15/2044	5.89%	2,525,646	2,634,896
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2 (c)	10/17/2045	1.80%	2,500,000	2,498,411
Commercial Mortgage Trust, 2007-GG11 A4	12/10/2049	5.74%	997,055	1,036,536
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost, $2,065,429) (a)(c)	07/25/2028	2.50%	2,116,354	2,135,534
Series 2015-2 (Acquired 04/30/2015, Cost, $2,452,847) (a)	02/25/2045	3.00%	2,417,260	2,444,200
DBUBS 2011-LC3 Mortgage Trust, A2 (c)	08/12/2044	3.64%	1,431,510	1,433,299
Fannie Mae-Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	2,282,478	2,296,467
Series 2015-M1 ASQ2	02/25/2018	1.63%	715,000	719,659
Series 2015-M7 ASQ2	04/25/2018	1.55%	2,500,000	2,509,265
Series 2013-M13 FA (c)	05/25/2018	0.78%	1,170,785	1,170,415
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 (c)	05/28/2024	1.38%	2,498,052	2,465,465
Series 2014-C03 1M1 (c)	07/25/2024	1.63%	2,418,469	2,410,891
Fannie Mae Pool	02/01/2021	3.50%	58,444	61,733
Fannie Mae Pool	08/01/2021	3.00%	213,581	223,223
Fannie Mae Pool	09/01/2021	3.00%	259,644	271,435
Fannie Mae Pool	11/01/2021	3.00%	500,844	523,758
Fannie Mae Pool	12/01/2025	3.50%	398,241	421,093
Fannie Mae Pool	09/01/2026	3.50%	379,568	401,337
Fannie Mae Pool (c)	10/01/2033	2.63%	953,867	1,004,124
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $606,792) (a)(c)	12/04/2020	1.16%	605,846	607,040
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $523,331) (a)	04/25/2038	3.25%	517,940	536,572
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $133,227) (a)(c)	02/25/2048	0.99%	133,435	133,460
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A2 (c)	11/25/2016	1.66%	629,080	629,570
Series K703 A1	01/25/2018	1.87%	11,769	11,761
Series K709 A1	10/25/2018	1.56%	918,463	923,073
Series KP02 A2 (c)	04/25/2021	2.36%	3,400,000	3,483,241
Freddie Mac REMICS
Series 3855 HE	02/15/2026	2.50%	25,960	26,342
Series 4181 PF (c)	11/15/2042	0.69%	2,137,090	2,119,995
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/27/2023	1.88%	2,221,817	2,222,520
Series 2014-DN2 M1 (c)	04/25/2024	1.28%	920,951	920,088
Series 2014-HQ2 M1 (c)	09/25/2024	1.88%	1,872,294	1,877,391
FREMF Mortgage Trust
Series 2012-KF01 (Acquired 02/02/2015, Cost, $3,047,257) (a)(c)	10/25/2044	3.04%	3,000,000	2,984,429
Series 2012-K708 (Acquired 02/03/2015, Cost, $3,385,274) (a)(c)	02/25/2045	3.75%	3,250,000	3,344,606
Series 2013-K502 (Acquired 05/06/2015, Cost, $2,912,374) (a)(c)	03/25/2045	2.64%	2,875,000	2,879,998
Series 2013-KF02 (Acquired 11/01/2013, Cost, $377,015) (a)(c)	12/25/2045	3.43%	377,015	372,710
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $2,851,289) (a)(c)	12/15/2034	1.74%	2,843,698	2,819,236
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $1,639,894) (a)(c)	07/15/2031	1.44%	1,639,894	1,638,224
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $210,595) (a)	12/10/2043	3.85%	200,649	208,299
Series 2011-GC5 A2	08/10/2044	3.00%	3,061,938	3,066,576
Series 2007-GG10 A4 (c)	08/10/2045	5.79%	5,365,171	5,526,199
JPMBB Commercial Mortgage Securities Trust, 2014-C25	11/18/2047	1.52%	4,105,437	4,080,487
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1 A1 (Acquired 12/30/2011, Cost, $29,621) (a)	06/15/2043	3.85%	28,631	28,606
Series 2011-C3 A3 (Acquired 04/17/2015, Cost, $2,684,014) (a)	02/16/2046	4.39%	2,500,000	2,609,233
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,237,101	1,285,260
MASTR Asset Securitization Trust, 2004-1	02/25/2019	4.50%	230,929	231,595

NCUA Guaranteed Notes Trust
Series 2011-R1 1A (c)	01/08/2020	0.89%	74,972	74,932
Series 2011-R2 1A (c)	03/06/2020	0.84%	2,068,331	2,063,116
Series 2011-R3 1A (c)	04/09/2020	0.84%	2,276,474	2,279,246
Series 2010-R1 1A (c)	10/07/2020	0.89%	238,277	238,131
Series 2010-C1 APT (c)	10/29/2020	2.65%	809,932	810,688
New Residential Mortgage Loan Trust
Series 2015-1 (Acquired 06/23/2015 through 03/09/2016, Cost, $1,477,672) (a)	05/28/2052	3.75%	1,443,793	1,476,802
Series 2014-2 (Acquired 02/18/2016, Cost, $2,440,054) (a)(c)	05/25/2054	3.75%	2,370,536	2,439,030
Series 2016-1 (Acquired 03/29/2016, Cost, $2,348,954) (a)	03/25/2056	3.75%	2,280,000	2,351,250
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 (c)	02/25/2035	1.29%	1,400,000	1,344,824
SBA Tower Trust, 2012-1 (Acquired 06/12/2014 through 09/03/2014, Cost, $1,605,249) (a)	12/15/2042	2.93%	1,562,000	1,555,051
Sequoia Mortgage Trust, 2015-3 (Acquired 06/19/2015, Cost, $1,375,767) (a)(c)	07/25/2045	3.50%	1,358,535	1,377,713
Springleaf Mortgage Loan Trust, 2013-1A A (Acquired 04/03/2013, Cost, $800,738) (a)(c)	06/25/2058	1.27%	800,802	799,071
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	4,000,000	4,020,390
Wells Fargo Commercial Mortgage Trust, 2015-LC22 A1	09/17/2058	1.64%	3,559,818	3,558,172
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $285,998) (a)	10/16/2050	4.55%	286,001	287,368
TOTAL MORTGAGE BACKED SECURITIES (Cost $100,137,155)				99,286,855

MUNICIPAL BONDS: 1.54%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	827,838
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	762,511	778,829
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,031,271
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,511,775
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,403,462
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,393,878
State of Ohio	08/01/2017	3.33%	1,500,000	1,546,080
TOTAL MUNICIPAL BONDS (Cost $9,449,337)				9,493,133

U.S. GOVERNMENT AGENCY ISSUES: 3.68%
Federal Home Loan Banks	12/16/2016	4.75%	3,000,000	3,087,390
Federal Home Loan Banks	03/10/2017	0.88%	3,000,000	3,006,210
Federal Home Loan Banks	12/11/2020	1.88%	7,000,000	7,182,056
Federal Home Loan Banks	02/18/2021	1.38%	4,385,000	4,386,749
Federal Home Loan Mortgage Corp.	12/15/2017	1.00%	5,000,000	5,019,585
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,541,264)				22,681,990

U.S. GOVERNMENT NOTES: 4.83%
United States Treasury Note	02/15/2019	0.75%	7,300,000	7,278,327
United States Treasury Note	07/31/2020	1.63%	8,830,000	9,004,878
United States Treasury Note	09/30/2020	1.38%	2,340,000	2,359,560
United States Treasury Note	01/31/2021	1.38%	11,000,000	11,079,068
TOTAL U.S. GOVERNMENT NOTES (Cost $29,447,930)				29,721,833

SHORT TERM INVESTMENTS: 14.23%
MONEY MARKET FUNDS: 14.23%			Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (d)			87,284,041	87,284,041
Invesco STIC - Prime Portfolio, 0.35% (d)(e)			370,599	370,599
TOTAL MONEY MARKET FUNDS (Cost $87,654,640)				87,654,640
TOTAL SHORT TERM INVESTMENTS (Cost $87,654,640)				87,654,640

TOTAL INVESTMENTS (Cost $526,251,881): 85.53%				526,827,970
Other Assets in Excess of Liabilities: 14.47% (f)				89,113,775
TOTAL NET ASSETS: 100.00%				$ 615,941,745

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2016, the value of these securities total $99,160,299 which represents 16.10% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2016.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(e)	All or a portion of this security is held by LCMFS Fund Limited.
(f)	Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$ 526,251,881

Gross unrealized appreciation	$ 2,309,817
Gross unrealized depreciation	(1,733,728)
Net unrealized appreciation	$ 576,089

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2016 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	March 31, 2016	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$30,985,095	06/17/2016	AUD	$31,353,344	USD	$30,985,095	$368,249	$-
19,631,948	06/17/2016	CAD	19,817,289	USD	19,631,948	185,341	-
7,091,553	06/17/2016	CHF	7,102,814	USD	7,091,553	11,261	-
18,691,216	06/17/2016	EUR	18,817,260	USD	18,691,216	126,044	-
502,458	06/17/2016	GBP	502,822	USD	502,458	364	-
21,639,894	06/17/2016	JPY	21,641,745	USD	21,639,894	1,851	-
479,280	06/17/2016	MXN	486,236	USD	479,280	6,956	-
599,870	06/17/2016	NZD	599,575	USD	599,870	-	(295)
Total Purchase Contracts			100,321,085		99,621,314	700,066	(295)

Sale Contracts:
$579,409	06/17/2016	USD	$(578,920)	AUD	$(579,409)	$489	$-
4,701,340	06/17/2016	USD	(4,761,047)	CAD	(4,701,340)	-	(59,707)
31,049,175	06/17/2016	USD	(31,425,646)	CHF	(31,049,175)	-	(376,471)
1,298,151	06/17/2016	USD	(1,315,246)	EUR	(1,298,151)	-	(17,095)
38,126,140	06/17/2016	USD	(38,350,973)	GBP	(38,126,140)	-	(224,833)
2,832,429	06/17/2016	USD	(2,829,354)	JPY	(2,832,429)	3,075	-
13,087,842	06/17/2016	USD	(13,214,643)	MXN	(13,087,842)	-	(126,801)
1,536,751	06/17/2016	USD	(1,577,757)	NZD	(1,536,751)	-	(41,006)
Total Sale Contracts			(94,053,586)		(93,211,237)	3,564	(845,913)
Total Forward Currency Contracts			$6,267,499		$6,410,077	$703,630	$(846,208)
Net Unrealized Depreciation							$(142,578)

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2016.

Currency abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	$ 2,153,663	16	Jun-16	$ -	$ (3,607)
3 Mo Euro Euribor	190,010,184	666	Jun-17	-	(4,689)
90 Day Euro	225,159,300	909	Jun-17	306,217	-
90 Day Sterling	178,470,184	1,001	Jun-17	60,112	-
Aluminium (a)	2,805,525	74	Jun-16	26,428	-
Australian 10 Yr Bond	11,443,599	114	Jun-16	133,226	-
Australian Dollar	1,377,000	18	Jun-16	11,564	-
Brent Crude (a)	2,097,160	52	Apr-16	4,011	-
British Pound	89,831	1	Jun-16	-	(325)
CAC 40 10 Euro	299,280	6	Apr-16	2,208	-
Canadian 10 Yr Bond	51,706,703	476	Jun-16	121,104	-
Canadian Dollar	462,420	6	Jun-16	672	-
Cocoa (a)	5,078,333	164	May-16	-	(138,946)
Coffee (a)	3,400,688	70	Jul-16	-	(9,217)
Copper (NYCOM) (a)	3,056,200	56	May-16	-	(59,114)
Copper (LME) (a)	8,246,700	68	Jun-16	-	(227,329)
Corn (a)	2,126,575	121	May-16	-	(100,633)
DAX Index	284,476	1	Jun-16	2,104	-
Dow Jones Industrial Average Mini E-Cbot	29,911,500	340	Jun-16	203,350	-
Euro	1,141,200	8	Jun-16	13,137	-
Euro Stoxx 50	466,927	14	Jun-16	-	(2,676)
Euro-Bobl	127,100,511	852	Jun-16	97,075	-
Euro-Bund	2,601,791	14	Jun-16	661	-
Euro-Schatz	127,327,619	1,001	Jun-16	-	(1,227)
FTSE 100 Index	6,848,218	78	Jun-16	30,873	-
Gasoline RBOB (a)	364,568	6	Apr-16	-	(4,400)
Gold (a)	11,738,200	95	Jun-16	36,043	-
Hang Seng Index	536,446	4	Apr-16	12,234	-
Heating Oil (a)	2,141,013	43	Apr-16	2,196	-
Japanese 10 Yr Bond	40,330,534	30	Jun-16	-	(113,190)
Japanese Yen	667,800	6	Jun-16	-	(1,204)
Long Gilt	2,437,423	14	Jun-16	8,654	-
Low Sulphur Gasoil (a)	358,500	10	May-16	9,204	-
Nasdaq 100 E-Mini	21,665,050	242	Jun-16	184,911	-
Nikkei 225 (SGX)	74,526	1	Jun-16	-	(1,023)
S&P500 E-Mini	26,669,500	260	Jun-16	211,611	-
Silver (a)	154,640	2	May-16	36	-
Soybean (a)	12,704,963	279	May-16	34,484	-
Soybean Oil (a)	2,587,032	126	May-16	44,724	-
Sugar (a)	1,048,712	61	Jul-16	-	(40,647)
Sugar (a)	2,872,464	166	Sep-16	-	(110,096)
Swiss Franc	1,174,950	9	Jun-16	15,426	-
U.S. 10 Yr Note	39,899,531	306	Jun-16	340,213	-
U.S. 2 Yr Note	108,062,500	494	Jun-16	287,944	-
U.S. 5 Yr Note	30,412,180	251	Jun-16	181,218	-
U.S. Long Bond	22,363,500	136	Jun-16	194,974	-
Wti Crude (a)	1,150,200	30	Apr-16	-	(19,247)
Total Purchase Contracts				2,576,614	(837,570)

Sale Contracts:
Australian 10 Yr Bond	$ 602,295	(6)	Jun-16	$ -	$ (5,542)
Brent Crude (a)	1,532,540	(38)	Apr-16	3,599	-
CAC 40 10 Euro	5,387,035	(108)	Apr-16	6,351	-
Corn (a)	5,729,450	(326)	May-16	282,733	-
Cotton No.2 (a)	1,749,300	(60)	Jul-16	-	(29,229)
DAX Index	3,413,707	(12)	Jun-16	9,180	-
Dollar Index	24,401,124	(258)	Jun-16	217,870	-
Euro Stoxx 50	7,337,422	(220)	Jun-16	70,407	-
Euro-Bund	19,327,591	(104)	Jun-16	-	(14,889)
Hang Seng Index	15,288,713	(114)	Apr-16	-	(339,116)
Hard Red Wheat (a)	3,116,800	(128)	Jul-16	6,417	-
Heating Oil (a)	1,095,402	(22)	Apr-16	13,028	-
Nasdaq 100 E-Mini	1,342,875	(15)	Jun-16	2,199	-
Natural Gas (a)	4,074,720	(208)	Apr-16	-	(44,296)
Nikkei 225 (OSE)	9,232,929	(62)	Jun-16	99,901	-
Russell 2000 Mini	1,997,280	(18)	Jun-16	-	(54,817)
S&P500 E-Mini	3,077,250	(30)	Jun-16	2,667	-
Silver (a)	6,649,520	(86)	May-16	-	(20,117)
Soybean Meal (a)	2,703,000	(100)	May-16	742	-
Tokyo Price Index	8,860,012	(74)	Jun-16	87,575	-
U.S. 10 Yr Note	14,864,531	(114)	Jun-16	-	(128,574)
Wheat (a)	94,700	(4)	May-16	-	(1,860)
Wheat (a)	4,615,200	(192)	Jul-16	-	(43,199)
Wti Crude (a)	2,607,120	(68)	Apr-16	49,847	-
Zinc (a)	1,996,225	(44)	Jun-16	-	(34,019)
Total Sale Contracts				852,516	(715,658)
Total Futures Contracts				$ 3,429,130	$ (1,553,228)
Net Unrealized Appreciation				$ 1,875,902

(a) Contract held by LCMFS Fund Limited.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)
	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 12.77%
AEP Texas Central Transition Funding II LLC, 2006-2	01/01/2020	5.17%	$ 475,032	$ 493,580
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.71%	200,000	200,120
Series 2014-3 A	04/15/2020	1.49%	500,000	502,897
Series 2013-2 A (c)	05/17/2021	0.86%	200,000	200,319
AmeriCredit Automobile Receivables Trust, 2013-5 A3	09/10/2018	0.90%	109,592	109,494
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014 through 03/19/2015, Cost, $24,041) (a)	07/17/2017	0.69%	24,047	24,043
Cabela’s Credit Card Master Note Trust
Series 2011-4A A1 (Acquired 08/25/2015 through 01/27/2016, Cost, $552,280) (a)	10/15/2019	1.90%	550,000	552,108
Series 2012-1A A2 (Acquired 03/24/2016, Cost, $749,648) (a)(c)	02/18/2020	0.97%	750,000	749,612
Series 2012-1A A1 (Acquired 03/11/2016, Cost, $651,476) (a)	02/18/2020	1.63%	650,000	651,329
Series 2012-II (Acquired 02/04/2016, Cost, $601,436) (a)	06/15/2020	1.45%	600,000	600,883
California Republic Auto Receivables Trust, 2013-2 A2	03/15/2019	1.23%	216,382	216,311
Capital Auto Receivables Asset Trust
Series 2013-3 A3	12/20/2017	1.31%	74,426	74,449
Series 2013-1 A4	01/22/2018	0.97%	48,680	48,668
Series 2015-1 A2	06/20/2018	1.42%	500,000	500,622
Capital One Multi-Asset Execution Trust, 2006-A11 (c)	06/15/2019	0.53%	225,000	224,876
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	183,005	187,747
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	165,343	169,944
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	415,329	414,996
Chase Issuance Trust, 2013-A3 (c)	04/15/2020	0.72%	300,000	300,000
Citibank Credit Card Issuance Trust
Series 2007-A8	09/20/2019	5.65%	500,000	531,908
Series 2008-A1	02/07/2020	5.35%	250,000	268,447
CNH Equipment Trust, 2012-D A3	04/16/2018	0.65%	700	699
Colony American Homes
Series 2014-1A A (Acquired 04/02/2014 through 12/02/2014, Cost, $475,210) (a)(c)	05/17/2031	1.59%	476,569	468,504
Series 2015-1C C (Acquired 05/27/2015, Cost, $100,000) (a)(c)	07/19/2032	2.39%	100,000	94,612
Discover Card Execution Note Trust
Series 2007-A1	03/16/2020	5.65%	500,000	532,027
Series 2013-A1 (c)	08/17/2020	0.74%	200,000	199,950
Series 2012-A6	01/18/2022	1.67%	450,000	452,398
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.67%	9,290	9,289
Series 2013-A A3	09/15/2017	0.61%	10,438	10,427
Green Tree Agency Advance Funding Trust I, 2015-T1 (Acquired 10/16/2015, Cost, $190,000) (a)	10/15/2046	2.30%	190,000	189,757
Honda Auto Receivables Owner Trust, 2013-4 A4	02/18/2020	1.04%	600,000	599,948
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	250,000	250,080
Hyundai Auto Receivables Trust, 2013-C A4	03/15/2019	1.55%	550,000	552,328
Invitation Homes Trust
Series 2013-SFR 1 A (Acquired 02/24/2016, Cost, $469,814) (a)(c)	12/17/2030	1.59%	479,708	474,389
Series 2013-SFR 1 A (Acquired 01/27/2016, Cost, $487,578) (a)(c)	12/17/2030	1.78%	500,000	486,785
Series 2014-SFR 2 A (Acquired 08/04/2014 through 03/03/2016, Cost, $921,720) (a)(c)	09/18/2031	1.54%	941,997	922,318
John Deere Owner Trust, 2013-A A3	03/15/2017	0.60%	1,813	1,813
NRZ Advance Receivables Trust, 2015-T2 (Acquired 08/25/2015, Cost, $100,000) (a)(b)	08/17/2048	3.30%	100,000	100,529
Ocwen Master Advance Receivables Trust, 2015-AT3 (Acquired 11/06/2015, Cost, $99,999) (a)	11/15/2047	3.21%	100,000	100,079
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	243,565	243,008
Porsche Innovative Lease Owner Trust, 2015-1 (Acquired 01/27/2016, Cost, $501,516) (a)	11/21/2017	0.79%	502,615	502,212
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	19,833	19,975
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $126,694) (a)	08/25/2033	2.51%	127,393	125,559
Susquehanna Auto Receivables Trust, 2014-1 (Acquired 12/22/2015, Cost, $196,011) (a)	02/15/2018	1.00%	196,403	196,174
SWAY Residential Trust, 2014-1 A (Acquired 02/02/2016, Cost, $486,976) (a)(c)	01/20/2032	1.74%	495,650	487,439
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	550,000	551,710
TCF Auto Receivables Owner Trust, 2015-1A A2 (Acquired 06/03/2015, Cost, $88,393) (a)	08/15/2018	1.02%	88,398	88,208
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 A3	04/20/2018	0.70%	778,490	776,150
Series 2014-1 A3	10/22/2018	0.91%	134,191	133,539
World Omni Auto Receivables Trust, 2014-A	04/15/2019	0.94%	202,159	201,998
TOTAL ASSET BACKED SECURITIES (Cost $15,789,334)				15,794,257

CORPORATE BONDS: 28.32%
Administrative and Support and Waste Management and Remediation Services: 0.23%
Mastercard, Inc.	04/01/2019	2.00%	185,000	189,544
Synchrony Financial	08/15/2017	1.88%	60,000	59,814
Waste Management, Inc.	09/01/2016	2.60%	40,000	40,257
				289,615

Finance and Insurance: 13.96%
Aetna, Inc.	11/15/2017	1.50%	315,000	315,644
Aflac, Inc.	02/15/2017	2.65%	245,000	248,484
American Express Co.	05/22/2018	1.55%	270,000	269,053
Bank of America Corp.	05/01/2018	5.65%	880,000	944,654
Bank of Montreal (Acquired 12/04/2014 through 01/05/2016, Cost, $201,542) (a)(b)	01/30/2017	1.95%	200,000	201,553
BB&T Corp.	01/12/2018	1.45%	80,000	80,085
BB&T Corp.	01/15/2020	2.45%	350,000	356,069
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	175,000	178,308
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	277,989
BNP Paribas (b)	08/20/2018	2.70%	245,000	250,463
Capital One Financial Corp.	04/24/2019	2.45%	330,000	333,506
Caterpillar Financial Services Corp.	09/06/2018	2.45%	125,000	128,461
Charles Schwab Corp./The	03/10/2018	1.50%	500,000	503,081
Citigroup, Inc.	07/30/2018	2.15%	895,000	899,901
Citizens Bank NA	03/14/2019	2.50%	275,000	277,397
Cooperatieve Rabobank UA (b)	01/19/2017	3.38%	40,000	40,716
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	219,000	222,353
Daimler Finance North America LLC (Acquired 02/24/2016, Cost, $329,654) (a)	01/11/2018	1.88%	330,000	331,711
Deutsche Bank AG (b)	02/13/2019	2.50%	70,000	70,855
Dragon 2012 LLC	03/12/2024	1.97%	17,664	17,785
Fifth Third Bancorp	06/01/2018	4.50%	260,000	274,202
Ford Motor Credit Company LLC	01/17/2017	1.50%	130,000	129,837
Ford Motor Credit Company LLC	11/04/2019	2.60%	455,000	456,648
General Electric Capital Corp.	05/01/2018	5.63%	370,000	405,488
General Electric Capital Corp.	08/07/2019	6.00%	410,000	472,679
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	465,000	503,034
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	535,000	544,406
Heineken NV (Acquired 07/28/2015 and 01/05/2016, Cost, $314,235) (a)(b)	10/01/2017	1.40%	315,000	316,155
Helios Leasing I LLC	05/29/2024	2.02%	17,820	17,969
Helios Leasing I LLC	07/24/2024	1.73%	18,286	18,223
Helios Leasing I LLC	09/28/2024	1.56%	18,211	17,993
HSBC Holdings PLC (b)	04/05/2021	5.10%	215,000	236,498
Hyundai Capital America (Acquired 10/27/2015 through 02/24/2016, Cost, $290,924) (a)	10/30/2018	2.40%	290,000	291,935
ING Bank NV (Acquired 03/15/2016, Cost, $399,884) (a)(b)	03/22/2019	2.30%	400,000	404,375
John Deere Capital Corp.	04/13/2017	5.50%	190,000	198,969
JPMorgan Chase & Co.	03/22/2019	1.85%	335,000	336,317
JPMorgan Chase & Co.	01/23/2020	2.25%	510,000	514,034
KeyBank National Association	11/01/2017	5.70%	27,000	28,626
Keycorp	12/13/2018	2.30%	130,000	130,776
Lincoln National Corp.	02/15/2020	6.25%	180,000	201,106
Morgan Stanley	03/22/2017	4.75%	240,000	247,876
Morgan Stanley	12/28/2017	5.95%	90,000	96,291
Morgan Stanley	07/24/2020	5.50%	315,000	354,157
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	18,271	18,194
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	90,000	91,314
Phoenix 2012 LLC	07/03/2024	1.61%	18,467	18,302
PNC Bank NA	10/18/2019	2.40%	200,000	204,106
PNC Funding Corp.	09/19/2016	2.70%	55,000	55,380
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $149,934) (a)	09/21/2018	1.90%	150,000	150,388
Principal Life Global Funding II (Acquired 11/17/2015 through 02/25/2016, Cost, $338,845) (a)	10/15/2018	2.25%	335,000	339,451
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	249,502
Realty Income Corp.	01/31/2018	2.00%	75,000	75,286
Royal Bank of Canada (b)	07/27/2018	2.20%	215,000	218,270
Safina Ltd. (b)	01/15/2022	1.55%	16,089	16,059
Societe Generale SA (b)	10/12/2017	2.75%	100,000	101,283
State Street Bank & Trust Co.	10/15/2018	5.25%	20,000	21,653
State Street Corp.	08/18/2020	2.55%	305,000	314,121
SunTrust Banks, Inc.	11/01/2018	2.35%	145,000	146,005
Tagua Leasing LLC	11/16/2024	1.58%	18,724	18,512
Toronto-Dominion Bank/The (Acquired 12/04/2014, Cost, $100,365) (a)(b)	09/14/2016	1.63%	100,000	100,343
Trinity Acquisition PLC (b)	09/15/2021	3.50%	335,000	340,800
UBS AG (b)	12/20/2017	5.88%	365,000	391,095
UnitedHealth Group, Inc.	10/15/2020	3.88%	400,000	432,924
Visa, Inc.	12/14/2020	2.20%	460,000	471,428
Voya Financial, Inc.	02/15/2018	2.90%	310,000	314,776
WellPoint, Inc.	01/15/2018	1.88%	200,000	200,634
Wells Fargo & Co.	01/16/2018	1.50%	220,000	221,292
Wells Fargo & Co.	04/22/2019	2.13%	510,000	518,171
Westpac Banking Corp. (b)	08/14/2017	2.00%	85,000	85,803
				17,260,754

Information: 3.67%
21st Century Fox America, Inc.	02/15/2021	4.50%	185,000	203,950
America Movil SAB de CV (b)	09/08/2016	2.38%	65,000	65,272
AT&T, Inc.	03/15/2017	2.40%	175,000	177,042
AT&T, Inc.	06/01/2017	1.70%	40,000	40,213
AT&T, Inc.	03/11/2019	2.30%	270,000	275,670
CA, Inc.	08/15/2018	2.88%	455,000	462,448
CBS Corp.	07/01/2017	1.95%	80,000	80,434
CBS Corp.	04/15/2020	5.75%	195,000	220,678
CCO Safari II LLC (Acquired 12/14/2015 through 01/27/2016, Cost, $184,853) (a)	07/23/2020	3.58%	185,000	189,040
Comcast Corp.	02/15/2018	5.88%	435,000	472,549
Discovery Communications LLC	08/15/2019	5.63%	115,000	126,334
Hewlett-Packard Co. (Acquired 09/30/2015 through 03/30/2016, Cost, $249,040) (a)	10/05/2018	2.85%	247,000	251,148
Microsoft Corp.	12/06/2018	1.63%	250,000	254,751
Oracle Corp.	04/15/2018	5.75%	230,000	251,477
Oracle Corp.	01/15/2019	2.38%	165,000	171,045
Symantec Corp.	06/15/2017	2.75%	110,000	110,458
Total System Services, Inc.	06/01/2018	2.38%	45,000	44,942
Verizon Communications, Inc.	09/14/2018	3.65%	560,000	589,157
Vodafone Group PLC (b)	02/19/2018	1.50%	435,000	434,540
Walt Disney Co./The	09/17/2018	1.50%	120,000	121,645
				4,542,793
Manufacturing: 6.03%
ABB Finance USA, Inc.	05/08/2017	1.63%	250,000	251,501
AbbVie, Inc.	05/14/2018	1.80%	240,000	241,612
Anheuser-Busch InBev Finance, Inc.	01/17/2018	1.25%	255,000	256,000
Apple, Inc.(c)	05/05/2017	0.69%	75,000	74,994
Apple, Inc.	05/06/2019	2.10%	270,000	277,565
Becton, Dickinson & Co.	12/15/2017	1.80%	270,000	271,135
Becton, Dickinson & Co.	12/15/2019	2.68%	225,000	230,512
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	200,000	202,955
Celgene Corp.	08/15/2018	2.13%	245,000	247,775
Chevron Corp.	12/05/2017	1.10%	175,000	174,697
Cisco Systems, Inc.	06/15/2018	1.65%	225,000	228,171
Eastman Chemical Co.	01/15/2020	2.70%	275,000	280,553
Ecolab, Inc.	12/08/2016	3.00%	30,000	30,365
Ecolab, Inc.	12/08/2017	1.45%	200,000	199,781
HJ Heinz Co. (Acquired 06/23/2015 through 01/05/2016, Cost, $179,579) (a)	07/02/2018	2.00%	180,000	181,666
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	155,000	158,501
Intel Corp.	12/15/2017	1.35%	160,000	161,300
Johnson Controls, Inc.	11/02/2017	1.40%	395,000	394,514
Kraft Foods Group, Inc.	06/05/2017	2.25%	30,000	30,289
Merck & Co., Inc.	05/18/2018	1.30%	425,000	428,461
Mondelez International, Inc.	02/01/2019	2.25%	340,000	347,132
PepsiCo, Inc.	10/14/2020	2.15%	450,000	461,340
Philip Morris International, Inc.	02/25/2019	1.38%	425,000	426,354
Qualcomm, Inc.	05/18/2018	1.40%	430,000	432,174
Reynolds American, Inc.	08/21/2017	2.30%	175,000	177,338
Sherwin-Williams Co./The	12/15/2017	1.35%	65,000	64,985
Suncor Energy, Inc. (b)	06/01/2018	6.10%	50,000	53,451
Toyota Motor Credit Corp.	01/12/2017	2.05%	10,000	10,106
Toyota Motor Credit Corp.	05/22/2017	1.75%	70,000	70,561
Toyota Motor Credit Corp.	10/24/2018	2.00%	290,000	295,232
Tyco Electronics Group SA (b)	12/17/2018	2.38%	110,000	111,238
Tyson Foods, Inc.	08/15/2019	2.65%	215,000	220,497
United Technologies Corp.	06/01/2017	1.80%	215,000	217,082
Wm Wrigley Jr Co. (Acquired 08/14/2015, Cost, $66,033) (a)	10/21/2019	2.90%	65,000	66,761
Zoetis, Inc.	02/01/2018	1.88%	180,000	179,829
				7,456,427
Mining, Quarrying, and Oil and Gas Extraction: 0.67%
Anadarko Petroleum Corp.	09/15/2017	6.38%	90,000	94,318
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	35,000	35,030
Occidental Petroleum Corp.	02/15/2018	1.50%	165,000	164,501
Phillips 66	05/01/2017	2.95%	130,000	132,396
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%	65,000	65,059
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	15,000	14,904
Shell International Finance BV (b)	03/22/2017	5.20%	100,000	104,083
Total Capital International (b)	06/28/2017	1.55%	215,000	215,847
				826,138

Professional, Scientific, and Technical Services: 0.48%
ABB Treasury Center USA, Inc. (Acquired 06/19/2012, Cost, $15,027) (a)	06/15/2016	2.50%	15,000	15,036
Biogen, Inc.	09/15/2020	2.90%	180,000	185,248
International Business Machines Corp.	05/17/2019	1.80%	390,000	394,886
				595,170
Real Estate and Rental and Leasing: 0.15%
ERAC USA Finance LLC (Acquired 12/14/2015, Cost, $101,060) (a)	11/01/2018	2.80%	100,000	101,536
Health Care REIT, Inc.	04/01/2019	4.13%	35,000	36,723
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	45,000	45,058
				183,317
Retail Trade: 1.53%
Amazon.com, Inc.	11/29/2017	1.20%	70,000	70,118
Amazon.com, Inc.	12/05/2019	2.60%	230,000	239,277
BP Capital Markets (b)	05/05/2017	1.85%	20,000	20,097
BP Capital Markets (b)	09/26/2018	2.24%	90,000	91,143
Costco Wholesale Corp.	12/15/2019	1.70%	90,000	91,549
CVS Health Corp.	12/05/2018	2.25%	450,000	460,935
eBay, Inc.	03/09/2018	2.50%	270,000	274,379
Home Depot, Inc./The	06/15/2019	2.00%	215,000	220,641
Walgreens Boots Alliance, Inc.	11/17/2017	1.75%	133,000	133,295
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	290,000	296,005
				1,897,439
Transportation and Warehousing: 0.23%
Burlington Northern Santa Fe LLC	03/15/2018	5.75%	105,000	114,187
Carnival Corp. (b)	12/15/2017	1.88%	125,000	125,388
Spectra Energy Partners, LP	09/25/2018	2.95%	50,000	50,196
				289,771
Utilities: 0.34%
Exelon Generation Co., LLC	10/01/2019	5.20%	100,000	108,903
Northern States Power Co.	08/15/2020	2.20%	165,000	168,015
Sempra Energy	04/01/2017	2.30%	25,000	25,160
Southern Power Co.	06/01/2018	1.50%	115,000	114,087
				416,165
Wholesale Trade: 1.03%
B.A.T. International Finance PLC (Acquired 01/15/2016, Cost, $176,438) (a)(b)	06/07/2017	2.13%	175,000	176,433
Cardinal Health, Inc.	11/15/2019	2.40%	290,000	294,406
McKesson Corp.	03/10/2017	1.29%	180,000	180,328
McKesson Corp.	03/15/2019	2.28%	180,000	182,166
Procter & Gamble Co./The	02/15/2019	4.70%	90,000	99,003
Procter & Gamble Co./The	02/02/2021	1.85%	105,000	106,649
Sysco Corp.	10/01/2020	2.60%	225,000	229,390
				1,268,375
TOTAL CORPORATE BONDS (Cost $34,780,548)				35,025,964

FOREIGN GOVERNMENT BONDS: 0.24%
European Investment Bank (b)	03/15/2018	1.00%	180,000	180,033
European Investment Bank (b)	08/15/2018	1.13%	100,000	99,946
Petroleos Mexicanos (b)	12/20/2022	2.00%	17,500	17,678
TOTAL FOREIGN GOVERNMENT BONDS (Cost $295,922)				297,657

MORTGAGE BACKED SECURITIES: 12.48%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.80%	1,845	1,844
Series 2006-PWR14 A4	12/11/2038	5.20%	262,769	265,792
Series 2006-TOP24 A4	10/12/2041	5.54%	14,754	14,871
BXHTL Mortgage Trust, 2015-JWRZ (Acquired 03/10/2016, Cost, $734,063) (a)(c)	05/15/2029	1.67%	750,000	735,411
Citigroup Commercial Mortgage Trust
2014-388G (Acquired 12/30/2015, Cost, $221,906) (a)(c)	06/16/2033	1.49%	225,000	218,993
2006-C5 A4	10/18/2049	5.43%	33,257	33,475
Commercial Mortgage Pass-Through Certificates, 2012-CRE3 A1	10/17/2045	0.67%	2,603	2,599
Commercial Mortgage Trust
Series 2014-BBG A (Acquired 03/09/2016, Cost, $658,547) (a)(c)	03/15/2029	1.24%	675,000	658,952
Series 2007-GG9 A4	03/10/2039	5.44%	825,464	842,401
Series 2012-CR4 A2 (c)	10/17/2045	1.80%	200,000	199,873
Series 2007-GG11 A4	12/10/2049	5.74%	797,644	829,229
CSMC Trust, 2015-2 (Acquired 04/30/2015, Cost, $112,908) (a)	02/25/2045	3.00%	111,271	112,511
Fannie Mae-Aces
Series 2013-M1 ASQ2	11/25/2016	1.07%	30,785	30,767
Series 2014-M13 ASQ2	11/25/2017	1.64%	422,681	425,272
Series 2012-M9	12/25/2017	1.51%	304,750	305,664
Series 2015-M1 ASQ2	02/25/2018	1.63%	365,000	367,378
Series 2013-M7 ASQ2	03/25/2018	1.23%	74,402	74,395
Series 2014-M8 FA (c)	05/25/2018	0.65%	226,528	225,087
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	270,000	275,761
Series 2010-M3 A3 (c)	03/25/2020	4.33%	327,914	355,186

Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M1 (c)	01/25/2024	2.03%	154,042	153,813
Series 2014-C02 1M1 (c)	05/28/2024	1.38%	252,329	249,037
Series 2014-C03 1M1 (c)	07/25/2024	1.63%	220,865	220,173
Series 2015-C03 2M1 (c)	07/25/2025	1.93%	433,863	433,795
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,148
FHLMC Multifamily Structured Pass Through Certificates
Series K701 A2 (c)	11/25/2017	3.88%	50,000	51,816
Series K703 A2	05/25/2018	2.70%	500,000	511,972
Series K705 A2 (c)	09/25/2018	2.30%	285,000	291,630
Series K708 A2	01/25/2019	2.13%	30,000	30,621
Series K709 A2	03/25/2019	2.09%	25,000	25,517
Series KF01 A (c)	04/25/2019	0.79%	700	697
Series K710 A2	05/25/2019	1.88%	50,000	50,797
Series KP02 A2 (c)	04/25/2021	2.36%	170,000	174,162
Freddie Mac Structured Agency Credit Risk Debt Notes, 2013-DN2 M1 (c)	11/27/2023	1.88%	148,121	148,168
FREMF Mortgage Trust
Series 2011-K704 (Acquired 03/01/2016, Cost, $415,181) (a)(c)	10/25/2030	4.54%	400,000	414,108
Series 2012-KF01 (Acquired 04/06/2015 through 03/09/2016, Cost, $654,415) (a)(c)	10/25/2044	3.04%	650,000	646,626
Series 2012-K708 (Acquired 04/21/2015, Cost, $156,853) (a)(c)	02/25/2045	3.75%	150,000	154,366
Series 2013-K502 (Acquired 05/06/2015, Cost, $126,624) (a)(c)	03/25/2045	2.64%	125,000	125,217
Series 2013-KF02 (Acquired 04/06/2015, Cost, $59,355) (a)(c)	12/25/2045	3.43%	57,809	57,149
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $129,152) (a)(c)	12/15/2034	1.74%	128,809	127,701
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $81,995) (a)(c)	07/15/2031	1.44%	81,995	81,911
Series 2006-GG8 A4	11/14/2039	5.56%	17,722	17,828
Series 2011-GC5 A2	08/10/2044	3.00%	148,358	148,582
Series 2007-GG10 A4 (c)	08/10/2045	5.79%	175,907	181,187
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12	07/17/2045	2.42%	200,000	203,055
Series 2014-C25	11/18/2047	1.52%	500,863	497,819
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 (Acquired 01/26/2016, Cost, $309,028) (a)	11/18/2043	3.62%	300,000	306,971
Series 2006-LDP7 A4 (c)	04/15/2045	5.94%	10,730	10,725
Series 2012-C8 ASB	10/17/2045	2.38%	50,000	50,666
Series 2011-C3 A3 (Acquired 08/26/2015 through 03/03/2016, Cost, $787,499) (a)	02/16/2046	4.39%	750,000	782,770
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	198,820	206,561
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	34,103	35,046
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	09/15/2039	5.37%	38,760	39,039
MASTR Asset Securitization Trust
Series 2003-2	03/25/2018	5.00%	96,746	96,707
Series 2004-1	02/25/2019	4.50%	157,452	157,906
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 A1	11/17/2045	0.66%	4,248	4,239
Morgan Stanley Capital I Trust, 2006-IQ12 A4	12/15/2043	5.33%	21,549	21,736
New Residential Mortgage Loan Trust
Series 2015-1 (Acquired 03/09/2016, Cost, $416,521) (a)	05/28/2052	3.75%	406,430	415,722
Series 2014-2 (Acquired 02/18/2016, Cost, $352,415) (a)(c)	05/25/2054	3.75%	342,375	352,267
Series 2016-1 (Acquired 03/29/2016, Cost, $499,668) (a)	03/25/2056	3.75%	485,000	500,156
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 (c)	02/25/2035	1.29%	200,000	192,118
SBA Tower Trust, 2012-1 (Acquired 09/03/2014, Cost, $40,852) (a)	12/15/2042	2.93%	40,000	39,822
Sequoia Mortgage Trust, 2015-3 (Acquired 06/19/2015, Cost, $151,334) (a)(c)	07/25/2045	3.50%	149,439	151,548
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	200,000	201,020
Vornado DP LLC Trust, 2010-VN0 (Acquired 03/01/2016, Cost, $511,191) (a)	09/14/2028	2.97%	499,491	513,480
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 A1	02/18/2048	1.45%	124,725	124,067
Series 2015-LC22 A1	09/17/2058	1.64%	221,911	221,808
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,465,915)				15,432,730

MUNICIPAL BONDS: 0.42%
City of Huntsville, AL	09/01/2016	2.41%	40,000	40,248
City of Lubbock, TX	02/15/2018	4.44%	25,000	26,664
County of Berks, PA	11/15/2016	1.01%	25,000	25,057
County of Forsyth, NC	04/01/2020	3.55%	30,000	32,455
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	16,983
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,800
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	27,534
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	60,385
State of Hawaii	02/01/2017	3.73%	25,000	25,645
State of Mississippi	11/01/2017	1.35%	30,000	30,329
State of Ohio	04/01/2018	3.66%	45,000	47,548
State of Tennessee	05/01/2017	3.82%	25,000	25,839
State of Texas	10/01/2017	2.50%	25,000	25,644
State of Washington	02/01/2017	3.04%	40,000	40,825
University of Texas System	08/15/2018	3.81%	25,000	26,357
TOTAL MUNICIPAL BONDS (Cost $506,150)				512,313

U.S. GOVERNMENT AGENCY ISSUES: 7.72%
Federal Farm Credit Banks Funding Corp.	03/03/2017	0.65%	500,000	500,494
Federal Home Loan Banks	03/24/2017	0.75%	500,000	501,006
Federal Home Loan Banks	06/14/2019	1.63%	1,750,000	1,784,795
Federal Home Loan Banks	02/18/2021	1.38%	2,250,000	2,250,898
Federal Home Loan Mortgage Corp.	11/28/2016	0.60%	500,000	499,925
Federal Home Loan Mortgage Corp.	09/29/2017	1.00%	2,344,000	2,352,520

Federal Home Loan Mortgage Corp.	04/15/2019	1.13%	875,000	878,435
Federal National Mortgage Association	11/15/2016	1.38%	150,000	150,793
Federal National Mortgage Association	06/12/2017	5.38%	500,000	528,018
Ginnie Mae II Pool	07/20/2060	5.31%	23,009	24,508
Ginnie Mae II Pool	07/20/2062	4.56%	23,467	25,068
Ginnie Mae II Pool	08/20/2062	4.12%	50,176	53,133
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,517,780)				9,549,593

U.S. GOVERNMENT NOTES: 9.86%
United States Treasury Note	12/31/2016	0.88%	2,500,000	2,505,370
United States Treasury Note	05/15/2017	0.88%	2,000,000	2,004,766
United States Treasury Note	11/30/2017	0.88%	3,000,000	3,007,383
United States Treasury Note	06/15/2018	1.13%	1,500,000	1,511,250
United States Treasury Note	02/15/2019	0.75%	1,500,000	1,495,547
United States Treasury Note	07/31/2020	1.63%	95,000	96,881
United States Treasury Note	11/30/2020	1.63%	410,000	418,184
United States Treasury Note	01/31/2021	1.38%	1,150,000	1,158,266
TOTAL U.S. GOVERNMENT NOTES (Cost $12,159,982)				12,197,647

SHORT TERM INVESTMENTS: 7.49%
U.S. GOVERNMENT AGENCY ISSUE: 1.24%
Federal Home Loan Mortgage Corp.	10/18/2016	5.13%	1,500,000	1,537,674
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $1,535,711)				1,537,674

MONEY MARKET FUNDS: 6.25%			Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (d)			7,262,503	7,262,503
Invesco STIT-STIC Prime Portfolio, 0.35% (d)(e)(f)			461,774	461,774
TOTAL MONEY MARKET FUNDS (Cost $7,724,277)				7,724,277
TOTAL SHORT TERM INVESTMENTS (Cost $9,259,988)				9,261,951

TOTAL INVESTMENTS (Cost $97,775,619): 79.30%				98,072,112
Other Assets in Excess of Liabilities: 20.70% (f)				25,606,916
TOTAL NET ASSETS: 100.00%				$ 123,679,028

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2016, the value of these securities total $16,327,752 which represents 13.20% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2016.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(e)	All or a portion of this security is held by LCLSCS Fund Limited.
(f)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$ 97,775,619

Gross unrealized appreciation	$ 425,756
Gross unrealized depreciation	(129,263)
Net unrealized appreciation	$ 296,493

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund's most recent semi-annual or annual report.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2016 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Commodities Index^	$ 103,100,000	$ (529,174)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 2.98%
Ares Capital Corp.	33,415	$495,878
FS Investment Corp.	38,280	351,028
Prospect Capital Corp.	29,880	217,228
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,123,330)		1,064,134

CLOSED-END INVESTMENT COMPANIES: 10.43%
First Trust Intermediate Duration Preferred & Income Fund	37,600	847,880
Invesco Dynamic Credit Opportunities Fund	40,750	438,062
Nuveen Preferred & Income Term Fund	35,135	822,862
Nuveen Preferred Income Opportunities Fund	88,330	826,769
Nuveen Quality Preferred Income Fund 2	87,080	782,849
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $3,697,568)		3,718,422

COMMON STOCKS: 33.31%
Accommodation and Food Services: 4.45%
Diamond Resorts International, Inc. (a)	65,261	1,585,842

Construction: 5.65%
Century Communities, Inc. (a)	36,191	617,781
MasTec, Inc. (a)	69,046	1,397,491
		2,015,272
Finance and Insurance: 6.68%
Apollo Global Management LLC	23,060	394,787
Credit Acceptance Corp. (a)	7,651	1,389,039
JPMorgan Chase & Co.	5,100	302,022
Wells Fargo & Co.	6,117	295,818
		2,381,666
Information: 6.22%
AT&T, Inc.	21,030	823,745
Frontier Communications Corp.	153,700	859,183
Nexstar Broadcasting Group, Inc.	9,443	418,042
Sinclair Broadcast Group, Inc.	3,780	116,235
		2,217,205
Manufacturing: 3.56%
Tenneco, Inc. (a)	24,671	1,270,803

Real Estate and Rental and Leasing: 2.76%
United Rentals, Inc. (a)	15,838	984,965

Retail Trade: 1.85%
Global Partners LP	48,850	659,475

Transportation and Warehousing: 1.11%
Ship Finance International Ltd. (b)	28,480	395,587

Utilities: 1.03%
Spectra Energy Corp.	12,000	367,200
TOTAL COMMON STOCKS (Cost $12,216,994)		11,878,015

CONVERTIBLE PREFERRED STOCK: 2.33%
Utilities: 2.33%
Kinder Morgan, Inc.	18,425	830,968
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $748,599)		830,968

MASTER LIMITED PARTNERSHIPS: 13.47%	Units
Arts, Entertainment, and Recreation: 2.32%
Cedar Fair LP	13,900	826,355

Manufacturing: 4.01%
Calumet Specialty Products Partners LP	17,900	210,325
CVR Partners LP	51,690	432,129
Terra Nitrogen Co. LP	7,080	787,862
		1,430,316
Mining, Quarrying, and Oil and Gas Extraction: 2.07%
Enterprise Products Partners LP	29,980	738,108

Other Services (except Public Administration): 1.66%
StoneMor Partners LP	24,255	591,822

Transportation and Warehousing: 2.31%
Energy Transfer Partners LP	25,500	824,670

Wholesale Trade: 1.10%
Martin Midstream Partners LP	19,465	390,857
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,177,956)		4,802,128

REAL ESTATE INVESTMENT TRUSTS: 11.52%	Shares
Finance and Insurance: 4.74%
Apollo Commercial Real Estate Finance, Inc.	54,160	882,808
Starwood Property Trust, Inc.	42,655	807,459
		1,690,267
Real Estate and Rental and Leasing: 6.78%
Annaly Capital Management, Inc.	35,500	364,230
Communications Sales & Leasing, Inc.	16,320	363,120
EPR Properties	13,325	887,711
Hospitality Properties Trust	30,135	800,386
		2,415,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,220,938)		4,105,714

PURCHASED OPTION: 0.59%
Put Option: 0.59%	Number of Contracts
JetBlue Airways Corp., Expiration: January, 2017
Exercise Price: $35.00	156	210,600
TOTAL PURCHASED OPTION (Cost $167,327 (c))		210,600

SHORT TERM INVESTMENTS: 8.46%
MONEY MARKET FUNDS: 8.46%	Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.35% (d)(e)(f)	2,816,679	2,816,679
Invesco STIT-STIC Prime Portfolio, 0.35% (d)(e)(f)	200,194	200,194
TOTAL MONEY MARKET FUNDS (Cost $3,016,873)		3,016,873
TOTAL SHORT TERM INVESTMENTS (Cost $3,016,873)		3,016,873

TOTAL INVESTMENTS (Cost $30,369,585): 83.09%		29,626,854
Other Assets in Excess of Liabilities: 16.91% (f)		6,029,234
TOTAL NET ASSETS: 100.00%		$35,656,088

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	Represents premiums paid.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(e)	All or a portion of this security is held by LCMSF Fund Limited.
(f)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$30,369,585

Gross unrealized appreciation	$1,320,592
Gross unrealized depreciation	(2,063,323)
Net unrealized depreciation	$(742,731)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Securities Sold Short
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK: (1.14)%
Other Services (except Public Administration): (1.14)%
Regis Corp. (a)	(26,841)	$(407,715)
TOTAL COMMON STOCK (Proceeds $409,426)		(407,715)
TOTAL SECURITIES SOLD SHORT (Proceeds $409,426)		$(407,715)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2016 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

04/14/2020	LoCorr Multi-Strategy Index^	$ 34,582,500	$ (1,181,860)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)
	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 20.49%
AEP Texas Central Transition Funding II LLC, 2006-2	01/01/2020	5.17%	$ 3,869,474	$ 4,020,559
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	2,419,598	2,416,592
Ally Auto Receivables Trust
Series 2012-4 A4	10/16/2017	0.80%	1,159,580	1,159,177
Series 2013-2 A3	01/16/2018	0.79%	599,035	598,792
Series 2013-1 A4	02/15/2018	0.84%	3,246,147	3,243,934
Series 2014-2 A3	04/15/2019	1.25%	8,990,000	8,995,664
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.71%	1,590,000	1,590,950
Series 2014-3 A	04/15/2020	1.49%	5,000,000	5,028,972
Series 2014-4 A	06/15/2020	1.43%	15,000,000	15,075,359
AmeriCredit Automobile Receivables Trust
Series 2014-4 A2A	04/09/2018	0.72%	1,448,023	1,446,472
Series 2013-3 A3	04/09/2018	0.92%	282,307	282,219
BA Credit Card Trust
Series 2014-A2 A (c)	09/16/2019	0.71%	6,000,000	5,999,999
Series 2014-A3 A (c)	01/15/2020	0.73%	7,990,000	7,992,383
Bank of the West Auto Trust, 2014-1 A2 (Acquired 11/05/2014 through 03/25/2015, Cost, $143,830) (a)	07/17/2017	0.69%	143,882	143,855
Barclays Dryrock Issuance Trust, 2014-2A (c)	03/16/2020	0.78%	12,000,000	11,991,514
Cabela’s Credit Card Master Note Trust
Series 2011-4A A1 (Acquired 07/09/2015 through 02/05/2016, Cost, $10,316,375) (a)	10/15/2019	1.90%	10,270,000	10,309,357
Series 2012-1A A2 (Acquired 02/27/2015 through 02/25/2016, Cost, $7,133,537) (a)(c)	02/18/2020	0.97%	7,130,000	7,126,311
Series 2012-1A A1 (Acquired 08/31/2015, Cost, $5,020,717) (a)	02/18/2020	1.63%	5,000,000	5,010,226
Series 2014-1 A (c)	03/16/2020	0.79%	3,220,000	3,215,778
California Republic Auto Receivables Trust
Series 2015-1 A2	12/15/2017	0.88%	45,734	45,727
Series 2013-2 A2	03/15/2019	1.23%	3,952,911	3,951,616
Series 2015-1 A3	04/15/2019	1.33%	960,000	959,342
Capital Auto Receivables Asset Trust
Series 2013-2 A3	10/20/2017	1.24%	665,029	664,977
Series 2013-1 A4	01/22/2018	0.97%	973,598	973,355
Series 2015-1 A2	06/20/2018	1.42%	3,000,000	3,003,731
Capital One Multi-Asset Execution Trust
Series 2007-A2 (c)	12/16/2019	0.52%	2,300,000	2,295,976
Series 2015-A6 (c)	06/15/2020	0.81%	3,500,000	3,496,596
Series 2007-A7	07/15/2020	5.75%	4,895,000	5,210,654
CarMax Auto Owner Trust
Series 2013-1 A3	10/16/2017	0.60%	257,705	257,572
Series 2013-1 A4	08/15/2018	0.89%	5,000,000	4,991,744
Series 2014-1 A3	10/15/2018	0.79%	2,930,505	2,926,051
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	4,054,051	4,159,108
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	1,145,615	1,177,495
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	4,729,877	4,726,087
Chase Issuance Trust
Series 2014-A3 (c)	05/15/2018	0.64%	150,000	149,985
Series 2013-A8	10/15/2018	1.01%	3,500,000	3,502,409
Series 2007-A3	04/15/2019	5.23%	3,315,000	3,435,706
Series 2014-A7	11/15/2019	1.38%	9,195,000	9,224,955
Series 2015-A2	02/18/2020	1.59%	8,000,000	8,060,666
Series 2015-A5	04/15/2020	1.36%	8,000,000	8,021,992
Citibank Credit Card Issuance Trust
Series 2007-A8	09/20/2019	5.65%	13,600,000	14,467,906
Series 2008-A1	02/07/2020	5.35%	4,270,000	4,585,076
Discover Card Execution Note Trust
Series 2013-A5	04/15/2019	1.04%	4,660,000	4,665,213
Series 2007-A1	03/16/2020	5.65%	7,400,000	7,874,000
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	4,447,698	4,585,688
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	697,891	717,628
Fifth Third Auto Trust, 2014-3 A2B (c)	05/15/2017	0.67%	60,385	60,378
Ford Credit Auto Owner Trust
Series 2013-B A3	10/15/2017	0.57%	13,914	13,909
Series 2016-A A2A	12/15/2018	1.12%	5,250,000	5,254,417
Honda Auto Receivables Owner Trust
Series 2015-3 A2	11/20/2017	0.92%	5,500,000	5,499,178
Series 2015-2 A3	02/21/2019	1.04%	3,460,000	3,455,248
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	3,000,000	3,000,956
Hyundai Auto Lease Securitization Trust, 2016-A A2A (Acquired 01/26/2016, Cost, $3,999,881) (a)	07/16/2018	1.33%	4,000,000	4,002,301
Hyundai Auto Receivables Trust
Series 2012-B A4	03/15/2018	0.81%	376,413	376,356
Series 2014-B A3	12/17/2018	0.90%	4,684,960	4,678,386
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,501,234
Nissan Auto Receivables Owner Trust, 2016-A A3	10/15/2020	1.34%	7,000,000	7,007,239
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	5,766,878	5,753,672
Santander Drive Auto Receivables Trust
Series 2014-2 A3	04/16/2018	0.80%	329,469	329,412
Series 2014-5 A3	01/15/2019	1.15%	5,797,000	5,794,690
SMART ABS Trust, 2015-1US A2A	08/14/2017	0.99%	1,910,333	1,908,740
Susquehanna Auto Receivables Trust, 2014-1 (Acquired 12/22/2015, Cost, $3,724,214) (a)	02/15/2018	1.00%	3,731,648	3,727,302

Synchrony Credit Card Master Note Trust
Series 2010-2 A	03/15/2020	4.47%	5,435,000	5,593,001
Series 2012-6 A	08/15/2020	1.36%	6,771,000	6,765,714
TCF Auto Receivables Owner Trust, 2015-1A A2 (Acquired 06/03/2015 through 01/08/2016, Cost, $3,616,998) (a)	08/15/2018	1.02%	3,622,420	3,614,640
USAA Auto Owner Trust, 2014-1 A3	12/15/2017	0.58%	188,883	188,751
Volkswagen Auto Loan Enhanced Trust, 2014-1	10/22/2018	0.91%	4,088,344	4,068,496
World Omni Auto Receivables Trust, 2013-A3	04/16/2018	0.64%	385,516	385,166
TOTAL ASSET BACKED SECURITIES (Cost $276,749,025)				276,758,554

CORPORATE BONDS: 0.92%
Finance and Insurance: 0.56%
Bank of Montreal (Acquired 12/04/2014 through 06/18/2015, Cost, $3,025,828) (a)(b)	01/30/2017	1.95%	3,000,000	3,023,295
Bank of Nova Scotia/The (Acquired 01/13/2015 through 04/29/2015, Cost, $1,507,181) (a)(b)	08/03/2016	2.15%	1,500,000	1,507,155
Toronto-Dominion Bank/The (Acquired 12/04/2014 through 06/18/2015, Cost, $3,011,867) (a)(b)	09/14/2016	1.63%	3,000,000	3,010,281
				7,540,731
Information: 0.23%
Microsoft Corp.	11/15/2017	0.88%	110,000	110,062
Microsoft Corp.	12/06/2018	1.63%	3,000,000	3,057,024
				3,167,086
Manufacturing: 0.13%
Johnson & Johnson	07/15/2018	5.15%	1,595,000	1,746,282
TOTAL CORPORATE BONDS (Cost $12,410,977)				12,454,099

FOREIGN GOVERNMENT BONDS: 1.08%
European Investment Bank (b)	03/15/2018	1.00%	6,000,000	6,001,104
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	1,005,072
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,498,637
International Bank for Reconstruction & Development (b)	11/15/2017	1.00%	5,000,000	5,020,805
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,479,218)				14,525,618

MORTGAGE BACKED SECURITIES: 7.32%
Fannie Mae-Aces
Series 2014-M5 FA (c)	01/25/2017	0.75%	635,019	634,599
Series 2012-M13 ASQ2	08/25/2017	1.25%	1,663,561	1,662,317
Series 2014-M13 ASQ2	11/25/2017	1.64%	7,434,962	7,480,528
Series 2014-M6 FA (c)	12/25/2017	0.69%	1,870,730	1,865,566
Series 2015-M1 ASQ2	02/25/2018	1.63%	5,836,000	5,874,027
Series 2015-M7 ASQ2	04/25/2018	1.55%	3,725,000	3,738,805
Series 2014-M8 FA (c)	05/25/2018	0.65%	2,650,378	2,633,515
Series 2013-M13 FA (c)	05/25/2018	0.78%	2,859,862	2,858,959
Series 2013-M14 FA (c)	08/25/2018	0.78%	1,611,023	1,605,989
Series 2009-M2 A3	01/25/2019	4.00%	2,742,046	2,919,099
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	4,880,000	4,984,129
Series 2010-M1 A2	09/25/2019	4.45%	3,646,008	3,956,703
Series 2010-M3 A3 (c)	03/25/2020	4.33%	3,361,586	3,641,159
Fannie Mae Pool	04/01/2017	1.92%	2,500,000	2,513,431
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A2 (c)	11/25/2016	1.66%	2,255,703	2,257,457
Series K701 A2 (c)	11/25/2017	3.88%	5,000,000	5,181,630
Series K703 A2	05/25/2018	2.70%	9,000,000	9,215,491
Series K704 A2	08/25/2018	2.41%	3,997,551	4,092,009
Series K705 A2 (c)	09/25/2018	2.30%	4,000,000	4,093,048
Series K706 A2	10/25/2018	2.32%	6,875,000	7,042,056
Series K708 A2	01/25/2019	2.13%	1,400,000	1,428,974
Series K006 A1	07/25/2019	3.40%	2,428,130	2,507,413
Series K-504 A1	10/25/2019	1.68%	5,999,637	6,058,040
Series K-504 A2	09/25/2020	2.57%	10,250,000	10,664,334
TOTAL MORTGAGE BACKED SECURITIES (Cost $98,432,233)				98,909,278

U.S. GOVERNMENT AGENCY ISSUES: 36.26%
Federal Farm Credit Banks Funding Corp.	04/18/2016	0.45%	3,000,000	3,000,372
Federal Farm Credit Banks Funding Corp.	05/16/2016	0.40%	355,000	355,117
Federal Farm Credit Banks Funding Corp.	10/03/2016	0.57%	5,000,000	4,998,870
Federal Farm Credit Banks Funding Corp.	12/15/2016	0.72%	2,465,000	2,465,779
Federal Farm Credit Banks Funding Corp.	03/03/2017	0.65%	2,500,000	2,502,470
Federal Farm Credit Banks Funding Corp.	08/14/2017	0.75%	5,000,000	4,998,700
Federal Home Loan Banks	06/24/2016	0.38%	10,500,000	10,499,937
Federal Home Loan Banks	07/22/2016	0.80%	500,000	500,705
Federal Home Loan Banks	09/09/2016	2.00%	3,500,000	3,523,979
Federal Home Loan Banks	09/28/2016	0.50%	6,500,000	6,499,649
Federal Home Loan Banks	11/23/2016	0.63%	7,470,000	7,473,511
Federal Home Loan Banks	12/29/2016	0.70%	500,000	500,398
Federal Home Loan Banks	02/24/2017	0.70%	5,000,000	5,001,840
Federal Home Loan Banks	03/10/2017	0.88%	16,655,000	16,689,476
Federal Home Loan Banks	06/09/2017	1.00%	13,000,000	13,048,685
Federal Home Loan Banks	08/28/2017	0.75%	15,500,000	15,506,743
Federal Home Loan Banks	10/26/2017	0.63%	15,000,000	14,970,570
Federal Home Loan Banks	12/08/2017	1.13%	45,000,000	45,256,455
Federal Home Loan Banks	12/08/2017	2.13%	5,000,000	5,105,045
Federal Home Loan Banks	03/19/2018	0.88%	13,335,000	13,357,723
Federal Home Loan Banks	12/14/2018	1.75%	15,000,000	15,349,035
Federal Home Loan Banks	06/14/2019	1.63%	25,000,000	25,497,075
Federal Home Loan Mortgage Corp.	05/13/2016	0.50%	17,287,000	17,289,956

Federal Home Loan Mortgage Corp.	11/01/2016	0.63%	8,250,000	8,252,830
Federal Home Loan Mortgage Corp.	01/27/2017	0.50%	5,000,000	4,994,455
Federal Home Loan Mortgage Corp.	03/08/2017	1.00%	7,000,000	7,021,385
Federal Home Loan Mortgage Corp.	07/14/2017	0.75%	17,900,000	17,906,408
Federal Home Loan Mortgage Corp.	07/25/2017	1.00%	5,000,000	5,021,295
Federal Home Loan Mortgage Corp.	12/15/2017	1.00%	35,000,000	35,137,095
Federal Home Loan Mortgage Corp.	04/15/2019	1.13%	22,000,000	22,086,372
Federal Home Loan Mortgage Corp.	10/02/2019	1.25%	10,000,000	10,043,050
Federal National Mortgage Association	11/15/2016	1.38%	13,500,000	13,571,334
Federal National Mortgage Association	05/11/2017	5.00%	20,000,000	20,953,640
Federal National Mortgage Association	06/12/2017	5.38%	32,500,000	34,321,170
Federal National Mortgage Association	09/27/2017	1.00%	9,000,000	9,033,885
Federal National Mortgage Association	03/28/2018	0.88%	14,925,000	14,950,373
Federal National Mortgage Association	10/19/2018	1.13%	11,500,000	11,580,167
Federal National Mortgage Association	02/19/2019	1.88%	15,000,000	15,406,170
Federal National Mortgage Association	02/26/2019	1.00%	25,000,000	25,055,300
Tennessee Valley Authority	12/15/2016	4.88%	145,000	149,310
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $488,478,893)				489,876,329

U.S. GOVERNMENT NOTES: 12.11%
United States Treasury Note	10/15/2016	0.63%	4,695,000	4,699,587
United States Treasury Note	08/15/2017	0.88%	28,000,000	28,066,723
United States Treasury Note	12/31/2017	2.75%	10,000,000	10,346,880
United States Treasury Note	06/15/2018	1.13%	23,000,000	23,172,500
United States Treasury Note	07/15/2018	0.88%	28,000,000	28,051,408
United States Treasury Note	08/15/2018	1.00%	23,750,000	23,860,390
United States Treasury Note	02/15/2019	0.75%	30,000,000	29,910,930
United States Treasury Note	06/30/2019	1.63%	12,740,000	13,024,166
United States Treasury Note	01/31/2021	1.38%	2,500,000	2,517,970
TOTAL U.S. GOVERNMENT NOTES (Cost $163,115,972)				163,650,554

SHORT TERM INVESTMENTS: 6.58%
U.S. GOVERNMENT AGENCY ISSUE: 1.90%
Federal Home Loan Banks	10/19/2016	5.13%	25,000,000	25,625,925
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $25,611,157)				25,625,925

U.S. GOVERNMENT NOTE: 1.07%
United States Treasury Note	01/31/2017	0.50%	14,500,000	14,489,241
TOTAL U.S. GOVERNMENT NOTE (Cost $14,489,337)				14,489,241

MONEY MARKET FUNDS: 3.61%			Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (d)			48,405,023	48,405,023
Invesco STIC - Prime Portfolio, 0.35% (d)(e)(f)			350,184	350,184
TOTAL MONEY MARKET FUNDS (Cost $48,755,207)				48,755,207
TOTAL SHORT TERM INVESTMENTS (Cost $88,855,701)				88,870,373

TOTAL INVESTMENTS (Cost $1,142,522,019): 84.76%				1,145,044,805
Other Assets in Excess of Liabilities: 15.24% (f)				205,953,756
TOTAL NET ASSETS: 100.00%				$ 1,350,998,561

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2016, the value of these securities total $41,474,723 which represents 3.07% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2016.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(e)	All or a portion of this security is held by LCMT Fund Limited.
(f)	Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$ 1,142,522,019

Gross unrealized appreciation	$ 2,780,444
Gross unrealized depreciation	(257,658)
Net unrealized appreciation	$ 2,522,786

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund's most recent semi-annual or annual report.

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2016 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	March 31, 2016	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$225,180,038	06/17/2016	AUD	$230,971,624	USD	$225,180,038	$5,791,586	$-
250,162,753	06/17/2016	CAD	256,227,939	USD	250,162,753	6,065,186	-
136,268,258	06/17/2016	CHF	137,695,432	USD	136,268,258	1,427,174	-
529,018,908	06/17/2016	EUR	537,132,604	USD	529,018,908	8,113,696	-
48,336,526	06/17/2016	GBP	48,575,504	USD	48,336,526	238,978	-
255,809,196	06/17/2016	JPY	257,430,251	USD	255,809,196	1,621,055	-
1,585,703	06/17/2016	MXN	1,617,608	USD	1,585,703	31,905	-
97,940,764	06/17/2016	NZD	101,388,798	USD	97,940,764	3,448,034	-
Total Purchase Contracts			1,571,039,760		1,544,302,146	26,737,614	-

Sale Contracts:
$11,729,647	06/17/2016	USD	$(11,853,354)	AUD	$(11,729,647)	$-	$(123,707)
126,537,604	06/17/2016	USD	(128,364,997)	CAD	(126,537,604)	-	(1,827,393)
295,854,465	06/17/2016	USD	(303,236,399)	CHF	(295,854,465)	-	(7,381,934)
376,683,204	06/17/2016	USD	(384,588,008)	EUR	(376,683,204)	-	(7,904,804)
323,759,821	06/17/2016	USD	(325,137,809)	GBP	(323,759,821)	-	(1,377,988)
41,856,091	06/17/2016	USD	(41,826,707)	JPY	(41,856,091)	29,384	-
104,695,183	06/17/2016	USD	(108,109,304)	MXN	(104,695,183)	-	(3,414,121)
72,144,570	06/17/2016	USD	(74,161,472)	NZD	(72,144,570)	-	(2,016,902)
Total Sale Contracts			(1,377,278,050)		(1,353,260,585)	29,384	(24,046,849)
Total Forward Currency Contracts			$193,761,710		$191,041,561	$26,766,998	$(24,046,849)
Net Unrealized Appreciation						$2,720,149

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2016.

Currency abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2016 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	$ 2,528,904,314	8,864	Jun-17	$ 836,603	$ -
90 Day Euro	4,397,665,800	17,754	Jun-17	6,967,914	-
90 Day Sterling	1,751,182,960	9,822	Jun-17	1,143,777	-
Australian 10 Yr Bond	149,670,230	1,491	Jun-16	905,602	-
Canadian 10 Yr Bond	92,550,653	852	Jun-16	181,964	-
Cocoa (a)	9,877,977	319	May-16	-	(252,837)
Coffee (a)	20,064,056	413	Jul-16	-	(101,179)
Copper (LME) (a)	48,388,725	399	Jun-16	-	(1,197,697)
Dow Jones Industrial Average Mini E-Cbot	218,969,775	2,489	Jun-16	2,302,597	-
Euro-Bund	103,885,800	559	Jun-16	481,485	-
FTSE 100 Index	106,322,968	1,211	Jun-16	402,174	-
Gold (a)	18,039,760	146	Jun-16	173,451	-
Long Gilt	4,700,744	27	Jun-16	4,999	-
Nasdaq 100 E-Mini	175,110,900	1,956	Jun-16	1,740,264	-
S&P500 E-Mini	158,375,800	1,544	Jun-16	1,289,012	-
Soybean (a)	591,988	13	May-16	1,084	-
Sugar (a)	17,269,392	998	Sep-16	-	(743,724)
U.S. 10 Yr Note	20,862,500	160	Jun-16	173,279	-
U.S. 5 Yr Note	172,537,626	1,424	Jun-16	1,256,357	-
U.S. Long Bond	369,819,938	2,249	Jun-16	-	(348,225)
Zinc (a)	18,102,131	399	Jun-16	135,453	-
Total Purchase Contracts				17,996,015	(2,643,662)

Sale Contracts:
Brent Crude (a)	$ 23,633,380	(586)	Apr-16	$ 487,029	$ -
CAC 40 10 Euro	64,395,017	(1,291)	Apr-16	312,195	-
Corn (a)	7,258,475	(413)	May-16	360,870	-
DAX Index	56,895,120	(200)	Jun-16	-	(240,850)
Euro Stoxx 50	40,389,174	(1,211)	Jun-16	782,967	-
Hang Seng Index	130,356,397	(972)	Apr-16	-	(2,888,684)
Hard Red Wheat (a)	4,870,000	(200)	Jul-16	-	(214,837)
Low Sulphur Gasoil (a)	1,900,050	(53)	May-16	73,047	-
Natural Gas (a)	22,939,890	(1,171)	Apr-16	-	(1,358,563)
Nikkei 225 (OSE)	77,288,551	(519)	Jun-16	-	(10,357)
Russell 2000 Mini	7,434,320	(67)	Jun-16	-	(246,549)
Silver (a)	22,654,760	(293)	May-16	217,837	-
Soybean Meal (a)	6,487,200	(240)	May-16	24,094	-
Tokyo Price Index	49,448,443	(413)	Jun-16	-	(99,909)
Wheat (a)	35,190,900	(1,464)	Jul-16	-	(448,595)
Wti Crude (a)	9,201,600	(240)	Apr-16	41,169	-
Total Sale Contracts				2,299,208	(5,508,344)
Total Futures Contracts				$ 20,295,223	$ (8,152,006)
Net Unrealized Appreciation				$ 12,143,217

(a) Contract held by LCMT Fund Limited.

LoCorr Long/Short Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANY: 0.69%
PennantPark Floating Rate Capital Ltd.	18,157	$ 212,437
TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $195,115)		212,437

COMMON STOCKS: 68.52%
Accommodation and Food Services: 10.75%
Diamond Resorts International, Inc. (a)	134,322	3,264,024
Fogo De Chao, Inc. (a)	2,419	37,761
		3,301,785
Arts, Entertainment, and Recreation: 0.36%
SeaWorld Entertainment, Inc.	5,263	110,839

Construction: 14.72%
Century Communities, Inc. (a)	76,446	1,304,933
LGI Homes, Inc. (a)	11,600	280,836
MasTec, Inc. (a)	145,181	2,938,464
		4,524,233
Finance and Insurance: 9.71%
Credit Acceptance Corp. (a)	7,836	1,422,626
JPMorgan Chase & Co.	10,679	632,410
Texas Capital Bancshares, Inc. (a)	2,662	102,168
Wells Fargo & Co.	12,800	619,008
Zions Bancorporation	8,591	207,988
		2,984,200
Information: 7.71%
Cincinnati Bell, Inc. (a)	16,402	63,476
Crown Media Holdings, Inc. (a)	2,300	11,684
Five9, Inc. (a)	19,069	169,523
inContact, Inc. (a)	2,710	24,092
Interactive Intelligence Group, Inc. (a)	600	21,852
Madison Square Garden Co./The (a)	2,081	346,195
Nexstar Broadcasting Group, Inc.	19,781	875,705
Ooma, Inc. (a)	10,405	61,389
Sinclair Broadcast Group, Inc.	6,118	188,129
Take-Two Interactive Software, Inc. (a)	14,283	538,040
Twitter, Inc. (a)	1,210	20,026
Zix Corp. (a)	12,099	47,549
		2,367,660
Manufacturing: 15.43%
Brunswick Corp./DE	2,178	104,500
Ciena Corp. (a)	16,345	310,882
Durect Corp. (a)	3,005	4,057
Harmonic, Inc. (a)	98,141	320,921
Marvell Technology Group Ltd. (b)	10,255	105,729
Olympic Steel, Inc.	2,391	41,388
Owens Corning	4,429	209,403
Polycom, Inc. (a)	9,671	107,832
Quanex Building Products Corp.	10,109	175,492
Semtech Corp. (a)	4,888	107,487
Steel Dynamics, Inc.	4,902	110,344
Telenav, Inc. (a)	3,314	19,553
Tenneco, Inc. (a)	54,009	2,782,004
Tesla Motors, Inc. (a)	1,003	230,459
Zynga, Inc. (a)	49,234	112,254
		4,742,305
Mining, Quarrying, and Oil and Gas Extraction: 0.87%
Gran Tierra Energy, Inc. (a)	107,683	265,977

Professional, Scientific, and Technical Services: 1.79%
KEYW Holding Corp./The (a)	6,900	45,816
Mattersight Corp. (a)	10,345	41,483
Pacira Pharmaceuticals, Inc. (a)	200	10,596
Shake Shack, Inc. (a)	12,087	451,087
		548,982
Real Estate and Rental and Leasing: 6.65%
United Rentals, Inc. (a)	32,865	2,043,874

Wholesale Trade: 0.53%
Beacon Roofing Supply, Inc. (a)	1,210	49,622
Zendesk, Inc. (a)	5,396	112,938
		162,560
TOTAL COMMON STOCKS (Cost $19,912,728)		21,052,415

PURCHASED OPTION: 1.49%
Put Option: 1.49%			Number of Contracts
JetBlue Airways Corp., Expiration: January, 2017
Exercise Price: $35.00			339	457,650
TOTAL PURCHASED OPTION (Cost $358,188 (c))				457,650

SHORT TERM INVESTMENTS: 26.81%
U.S. TREASURY BILL: 8.13%	Maturity Date	Coupon	Principal Amount
United States Treasury Bill (d)	06/09/2016	0.18%(e)	$2,500,000	2,499,128
TOTAL U.S. TREASURY BILL (Cost $2,498,611)				2,499,128

MONEY MARKET FUNDS: 18.68%			Shares
Goldman Sachs Financial Square Fund, 0.44% (f)			14	14
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (f)			5,739,551	5,739,551
TOTAL MONEY MARKET FUNDS (Cost $5,739,565)				5,739,565
TOTAL SHORT TERM INVESTMENTS (Cost $8,238,176)				8,238,693

TOTAL INVESTMENTS (Cost $28,704,207): 97.51%				29,961,195
Other Assets in Excess of Liabilities: 2.49% (g)				763,983
TOTAL NET ASSETS: 100.00%				$30,725,178

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	Represents premiums paid.
(d)	This security or a portion of this security is pledged to cover short positions.
(e)	Effective yield as of March 31, 2016.
(f)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(g)	Includes assets pledged as collateral for securities sold short.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$ 28,704,207

Gross unrealized appreciation	$ 1,885,457
Gross unrealized depreciation	(628,469)
Net unrealized appreciation	$ 1,256,988

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS: (11.44)%
Accommodation and Food Services: (0.39)%
Chipotle Mexican Grill, Inc. (a)	(170)	$(80,065)
McDonald’s Corp.	(327)	(41,097)
		(121,162)
Administrative and Support and Waste Management and Remediation Services: (0.54)%
Barrett Business Services, Inc.	(1,440)	(41,400)
Criteo SA - ADR (a)(b)	(2,071)	(85,781)
FireEye, Inc. (a)	(2,250)	(40,478)
		(167,659)
Arts, Entertainment, and Recreation: (0.18)%
Las Vegas Sands Corp.	(515)	(26,615)
Wynn Resorts Ltd.	(302)	(28,216)
		(54,831)
Finance and Insurance: (0.14)%
H&R Block, Inc.	(1,606)	(42,431)

Health Care and Social Assistance: (0.14)%
ExamWorks Group, Inc. (a)	(1,415)	(41,827)

Industrials: (0.14)%
Aceto Corp.	(1,827)	(43,044)

Information: (1.18)%
Disney Walt Co./The	(799)	(79,349)
Electronic Arts, Inc. (a)	(1,246)	(82,373)
Manhattan Associates, Inc. (a)	(944)	(53,685)
MSG Networks, Inc. (a)	(2,920)	(50,487)
NetSuite, Inc. (a)	(597)	(40,889)
Oracle Corp.	(1,367)	(55,924)
		(362,707)
Manufacturing: (4.09)%
ABIOMED, Inc. (a)	(448)	(42,475)
Activision Blizzard, Inc.	(1,726)	(58,408)
Altria Group, Inc.	(832)	(52,133)
Arctic Cat, Inc.	(2,468)	(41,462)
Cabot Microelectronics Corp.	(1,004)	(41,074)
Cavium, Inc. (a)	(678)	(41,466)
Cirrus Logic, Inc. (a)	(1,125)	(40,961)
Estee Lauder Cos., Inc./The	(551)	(51,965)
Esterline Technologies Corp. (a)	(629)	(40,300)
Gogo, Inc. (a)	(10,622)	(116,948)
Harley-Davidson, Inc.	(1,645)	(84,438)
International Flavors & Fragrances, Inc.	(230)	(26,167)
IPG Photonics Corp. (a)	(435)	(41,795)
Kellogg Co.	(1,029)	(78,770)
Monsanto Co.	(859)	(75,369)
Natus Medical, Inc. (a)	(1,041)	(40,006)
NIKE, Inc.	(665)	(40,878)
Polaris Industries, Inc.	(520)	(51,210)
Skechers U.S.A., Inc. (a)	(1,509)	(45,949)
USANA Health Sciences, Inc. (a)	(339)	(41,161)
VF Corp.	(2,359)	(152,769)
Wabtec Corp.	(653)	(51,776)
		(1,257,480)
Other Services (except Public Administration): (2.80)%
Regis Corp. (a)	(56,600)	(859,754)

Professional, Scientific, and Technical Services: (0.70)%
Gigamon, Inc. (a)	(1,319)	(40,915)
Global Eagle Entertainment, Inc. (a)	(4,005)	(34,123)
GoDaddy, Inc. (a)	(2,546)	(82,312)
Nielsen Holdings PLC (b)	(1,118)	(58,874)
		(216,224)
Public Administration: (0.14)%
WageWorks, Inc. (a)	(835)	(42,259)

Real Estate and Rental and Leasing: (0.13)%
CBRE Group, Inc. (a)	(1,404)	(40,463)

Retail Trade: (0.64)%
CarMax, Inc. (a)	(2,033)	(103,886)
Foot Locker, Inc.	(774)	(49,923)
GameStop Corp.	(1,355)	(42,994)
		(196,803)
Wholesale Trade: (0.23)%
Phibro Animal Health Corp.	(697)	(18,847)
Ralph Lauren Corp.	(532)	(51,210)
		(70,057)
TOTAL COMMON STOCKS (Proceeds $3,527,931)		(3,516,701)

EXCHANGE TRADED FUNDS: (1.22)%
iShares Russell 2000	(968)	(107,080)
Market Vectors Oil Service	(6,109)	(162,560)
SPDR S&P500 Trust	(508)	(104,425)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $365,973)		(374,065)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,893,904): (12.66)%		$(3,890,766)

ADR	American Depository Receipt
(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2016 (Unaudited)
		Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 5.19%
Ares Capital Corp.		141,050	$2,093,182
FS Investment Corp.		166,025	1,522,450
Prospect Capital Corp.		119,100	865,857
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $5,073,574)			4,481,489

CLOSED-END INVESTMENT COMPANIES: 18.27%
First Trust Intermediate Duration Preferred & Income Fund		160,540	3,620,177
Invesco Dynamic Credit Opportunities Fund		172,950	1,859,213
Nuveen Preferred & Income Term Fund		147,665	3,458,314
Nuveen Preferred Income Opportunities Fund		383,100	3,585,816
Nuveen Quality Preferred Income Fund 2		362,075	3,255,054
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $15,853,593)			15,778,574

COMMON STOCKS: 13.64%
Finance and Insurance: 1.98%
Apollo Global Management LLC		99,950	1,711,144

Information: 6.51%
AT&T, Inc.		49,100	1,923,247
Frontier Communications Corp.		661,950	3,700,301
			5,623,548
Retail Trade: 1.66%
Global Partners LP		105,775	1,427,962

Transportation and Warehousing: 1.81%
Ship Finance International Ltd. (a)		112,600	1,564,014

Utilities: 1.68%
Spectra Energy Corp.		47,400	1,450,440
TOTAL COMMON STOCKS (Cost $12,371,640)			11,777,108

CONVERTIBLE PREFERRED STOCK: 4.08%
Utilities: 4.08%
Kinder Morgan, Inc.		78,130	3,523,663
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $3,126,815)			3,523,663
		Units
MASTER LIMITED PARTNERSHIPS: 22.67%
Arts, Entertainment, and Recreation: 3.97%
Cedar Fair LP		57,650	3,427,292

Manufacturing: 6.82%
Calumet Specialty Products Partners LP		73,450	863,038
CVR Partners LP		205,025	1,714,009
Terra Nitrogen Co. LP		29,800	3,316,144
			5,893,191
Mining, Quarrying, and Oil and Gas Extraction: 3.49%
Enterprise Products Partners LP		122,300	3,011,026

Other Services (except Public Administration): 2.60%
StoneMor Partners LP		92,120	2,247,728

Transportation and Warehousing: 3.93%
Energy Transfer Partners LP		105,100	3,398,934

Wholesale Trade: 1.86%
Martin Midstream Partners LP		79,975	1,605,898
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $21,736,454)			19,584,069

PRIVATE INVESTMENT: 13.38%	Preferred Return
Terra Secured Income Fund 5, LLC (b)	9.00%	246.80	11,559,872
TOTAL PRIVATE INVESTMENT (Cost $10,876,759)			11,559,872
		Shares
REAL ESTATE INVESTMENT TRUSTS: 10.86%
Finance and Insurance: 4.61%
Apollo Commercial Real Estate Finance, Inc.		126,625	2,063,988
Starwood Property Trust, Inc.		101,100	1,913,823
			3,977,811
Real Estate and Rental and Leasing: 6.25%
Annaly Capital Management, Inc.		65,400	671,004
Communications Sales & Leasing, Inc.		62,500	1,390,625
EPR Properties		23,875	1,590,552
Hospitality Properties Trust		65,700	1,744,992
			5,397,173
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,825,065)			9,374,984

SHORT TERM INVESTMENT: 2.57%
MONEY MARKET FUND: 2.57%
Fidelity Institutional Money Market Portfolio - Class I , 0.35% (c)	2,218,857	2,218,857
TOTAL MONEY MARKET FUND (Cost $2,218,857)		2,218,857
TOTAL SHORT TERM INVESTMENT (Cost $2,218,857)		2,218,857

TOTAL INVESTMENTS (Cost $81,082,757) 90.66%		78,298,616
Other Assets in Excess of Liabilities: 9.34%		8,070,235
TOTAL NET ASSETS: 100.00%		$86,368,851

(a)	Foreign issued security.
(b)	Deemed to be illiquid. At March 31, 2016, the value of these securities total $11,559,872 which represents 13.38% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows(1):

Cost of investments	$81,082,757

Gross unrealized appreciation	$2,307,785
Gross unrealized depreciation	(5,091,926)
Net unrealized depreciation	$(2,784,141)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National
Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.
If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored
ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”)
typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.
Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in
Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.
Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities.
Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Over-the-counter Financial Derivative Instruments
Over-the-counter financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in
Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

● securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

● securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

● securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant
Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

● For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The fair value of the LoCorr Spectrum Income Fund’s investment in Terra Secured Income Fund 5, LLC (“Terra”) is based on the Adviser’s analysis of certain existing data to determine the significance and character of inputs used to determine value. These inputs include, but are not limited to, financial statements (audited and unaudited) of Terra and the value used by other investors in Terra. Management also engaged a third party appraisal firm to review the valuation process used by Terra and the Adviser in determining the value of the investment. Changes to the fair value of this investment would result from changes to the underlying financial performance of Terra or other market factors, such as adverse changes to the financial condition of Terra, its borrowers or the secured assets as well as the deterioration of real estate market or general economic conditions. Terra is a private investment, limited liability company formed to originate, fund and structure real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, preferred equity investments and other loans related to high quality commercial real estate in the United States. Units invested with Terra are not registered with the SEC under the Securities Act of 1933, as amended (the “Securities
Act”) or the securities agency of any state. The units were offered in reliance upon an exemption from the registration provisions of the Securities Act and state securities laws applicable only to offers and sales to investors meeting the suitability requirements set forth herein. Due to lack of market activity and observable inputs, the LoCorr Spectrum Income Fund’s investment in Terra is categorized in Level 3 of the fair value hierarchy.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

The following table summarizes the LoCorr Managed Futures Strategy Fund’s consolidated investments and other financial instruments as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$88,850,172	$-	$88,850,172
Corporate Bonds	-	183,240,011	-	183,240,011
Foreign Government Bonds	-	5,899,336	-	5,899,336
Mortgage Backed Securities	-	99,286,855	-	99,286,855
Municipal Bonds	-	9,493,133	-	9,493,133
U.S. Government Agency Issues	-	22,681,990	-	22,681,990
U.S. Government Notes	-	29,721,833	-	29,721,833
Short Term Investments	87,654,640	-	-	87,654,640
Total Investments	$87,654,640	$439,173,330	$-	$526,827,970

Other Financial Instruments *
Forward Currency Contracts
Long Forward Currency Contracts	$-	$699,771	$-	$699,771
Short Forward Currency Contracts	-	(842,349)	-	(842,349)
Total Forward Currency Contracts	-	(142,578)	-	(142,578)
Futures Contracts
Long Futures Contracts	1,739,044	-	-	1,739,044
Short Futures Contracts	136,858	-	-	136,858
Total Futures Contracts	1,875,902	-	-	1,875,902
Total Other Financial Instruments	$1,875,902	$(142,578)	$-	$1,733,324

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

* Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at March 31, 2016.

The LoCorr Managed Futures Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$15,794,257	$-	$15,794,257
Corporate Bonds	-	35,025,964	-	35,025,964
Foreign Government Bonds	-	297,657	-	297,657
Mortgage Backed Securities	-	15,432,730	-	15,432,730
Municipal Bonds	-	512,313	-	512,313
U.S. Government Agency Issues	-	9,549,593	-	9,549,593
U.S. Government Notes	-	12,197,647	-	12,197,647
Short Term Investments	7,724,277	1,537,674	-	9,261,951
Total Investments	$7,724,277	$90,347,835	$-	$98,072,112

Swap Contracts*
Long Total Return Swap Contacts	$-	$(529,174)	$-	$(529,174)
Total Swap Contracts	$-	$(529,174)	$-	$(529,174)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund’s consolidated schedule of investments. The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2016.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

The following table summarizes the LoCorr Multi-Strategy Fund’s consolidated investments, securities sold short and swap contracts as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,064,134	$-	$-	$1,064,134
Closed-End Investment Companies	3,718,422	-	-	3,718,422
Common Stocks	11,878,015	-	-	11,878,015
Convertible Preferred Stock	830,968	-	-	830,968
Master Limited Partnerships	4,802,128	-	-	4,802,128
Real Estate Investment Trusts	4,105,714	-	-	4,105,714
Purchased Option	-	210,600	-	210,600
Short Term Investments	3,016,873	-	-	3,016,873
Total Investments	$29,416,254	$210,600	$-	$29,626,854

Securities Sold Short
Common Stock	$(407,715)	$-	$-	$(407,715)
Total Securities Sold Short	$(407,715)	$-	$-	$(407,715)

Swap Contracts*
Long Total Return Swap Contacts	$-	$(1,181,860)	$-	$(1,181,860)
Total Swap Contracts	$-	$(1,181,860)	$-	$(1,181,860)

See the Fund’s consolidated schedule of investments and consolidated schedule of securities sold short for detail by industry classification.

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments.  The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at March 31, 2016.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$276,758,554	$-	$276,758,554
Corporate Bonds	-	12,454,099	-	12,454,099
Foreign Government Bonds	-	14,525,618	-	14,525,618
Mortgage Backed Securities	-	98,909,278	-	98,909,278
U.S. Government Agency Issues	-	489,876,329	-	489,876,329
U.S. Government Notes	-	163,650,554	-	163,650,554
Short Term Investments	48,755,207	40,115,166	-	88,870,373
Total Investments	$48,755,207	$1,096,289,598	$-	$1,145,044,805

Other Financial Instruments *
Forward Currency Contracts
Long Forward Currency Contracts	$-	$26,737,614	$-	$26,737,614
Short Forward Currency Contracts	-	(24,017,465)	-	(24,017,465)
Total Forward Currency Contracts	-	2,720,149	-	2,720,149
Futures Contracts
Long Futures Contracts	15,352,353	-	-	15,352,353
Short Futures Contracts	(3,209,136)	-	-	(3,209,136)
Total Futures Contracts	12,143,217	-	-	12,143,217
Total Other Financial Instruments	$12,143,217	$2,720,149	$-	$14,863,366

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

* Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at March 31, 2016.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

Investment Valuation
Fair Value Measurement Summary
March 31, 2016 (Unaudited)

The following table summarizes the LoCorr Long/Short Equity Fund’s investments and securities sold short as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Company	$212,437	$-	$-	$212,437
Common Stocks	21,052,415	-	-	21,052,415
Purchased Option	-	457,650	-	457,650
Short Term Investments	5,739,565	2,499,128	-	8,238,693
Total Investments	$27,004,417	$2,956,778	$-	$29,961,195

Securities Sold Short
Common Stocks	$(3,516,701)	$-	$-	$(3,516,701)
Exchange Traded Funds	(374,065)	-	-	(374,065)
Total Securities Sold Short	$(3,890,766)	$-	$-	$(3,890,766)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Long/Short Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Spectrum Income Fund’s investments as of March 31, 2016:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$4,481,489	$-	$-	$4,481,489
Closed-End Investment Companies	15,778,574	-	-	15,778,574
Common Stocks	11,777,108	-	-	11,777,108
Convertible Preferred Stock	3,523,663	-	-	3,523,663
Master Limited Partnerships	19,584,069	-	-	19,584,069
Private Investment	-	-	11,559,872	11,559,872
Real Estate Investment Trusts	9,374,984	-	-	9,374,984
Short Term Investment	2,218,857	-	-	2,218,857
Total Investments	$66,738,744	$-	$11,559,872	$78,298,616

See the Fund’s schedule of investments for detail by industry classification.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended March 31, 2016:
Level 3 Reconciliation Disclosure	Private Investment, at Fair Value
Balance, December 31, 2015	$11,498,342
Purchases	-
Sales	-
Realized gain (loss)	-
Change in net unrealized gain (loss)	61,530
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, March 31, 2016	$11,559,872

Net change in unrealized gains relating to Level 3 investments still held at March 31, 2016	$61,530

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

		Unobservable		Fair Value at
Type of Security	Valuation Technique	Input	Range	March 31, 2016
Private Investment	See note below	Subscription Price	Unchanged	$11,559,872
		$50,000 per unit

Note: Management’s fair valuation is based on the issuer’s financial statements and other data, as well as other trades in this security as noted above.
See additional detail related to these considerations in the Investment Valuation disclosures. The purchase discount on LoCorr Spectrum Income
Fund’s investment in Terra is accreted on a straight-line basis over a period of five years, and is presented as part of unrealized appreciation for financial reporting purposes.

For each of the Funds within the LoCorr Investment Trust, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the quarterly reporting period.

Derivatives and Other Financial Instruments
March 31, 2016 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds' consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.
Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short
Commodities Strategy Fund, the LoCorr Multi-Strategy Fund, the LoCorr Market Trend Fund, and the LoCorr Long/Short Equity Fund at March 31, 2016,
as presented on each Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Managed Futures Strategy Fund
Forward Currency Contracts(a)
Long	$700,066	$295	$699,771
Short	3,564	845,913	(842,349)
Total Forward Currency Contracts	703,630	846,208	(142,578)

Futures Contracts(b)
Long Contracts
Commodity	157,126	709,629	(552,503)
Equity	647,291	3,699	643,592
Foreign Exchange	40,799	1,529	39,270
Interest Rate	1,731,398	122,713	1,608,685
Total Long Contracts	2,576,614	837,570	1,739,044

Short Contracts
Commodity	356,366	172,720	183,646
Equity	278,280	393,933	(115,653)
Foreign Exchange	217,870	-	217,870
Interest Rate	-	149,005	(149,005)
Total Short Contracts	852,516	715,658	136,858
Total Futures Contracts	3,429,130	1,553,228	1,875,902
Total Forward Currency Contracts and Futures Contracts	$4,132,760	$2,399,436	$1,733,324

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts(a)
LoCorr Commodities Index	$-	$529,174	$(529,174)

LoCorr Multi-Strategy Fund
Long Put Option Contract(c)
Equity Put Option	$210,600	$-	$43,273

Long Total Return Swap Contracts(a)
LoCorr Multi-Strategy Index	$-	$1,181,860	$(1,181,860)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$26,737,614	$-	$26,737,614
Short	29,384	24,046,849	(24,017,465)
Total Forward Currency Contracts	26,766,998	24,046,849	2,720,149

Futures Contracts(b)
Long Contracts
Commodity	309,988	2,295,437	(1,985,449)
Equity	5,734,047	-	5,734,047
Interest Rate	11,951,980	348,225	11,603,755
Total Long Contracts	17,996,015	2,643,662	15,352,353

Short Contracts
Commodity	1,204,046	2,021,995	(817,949)
Equity	1,095,162	3,486,349	(2,391,187)
Interest Rate	-	-	-
Total Short Contracts	2,299,208	5,508,344	(3,209,136)
Total Futures Contracts	20,295,223	8,152,006	12,143,217
Total Forward Currency Contracts and Futures Contracts	$47,062,221	$32,198,855	$14,863,366

LoCorr Long/Short Equity Fund
Long Put Option Contract(c)
Equity Put Option	$457,650	$-	$99,462

(a) Unrealized appreciation on total return swap contracts and forward currency contracts is a receivable and unrealized depreciation on total return swap contracts and forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)  Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

(c) Included in the consolidated statement of assets and liabilities: Investment, at value.

The following table presents the results of the derivative trading and information related to volume for the three month period ended March 31, 2016 for the
LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund, the LoCorr Market Trend
Fund and the LoCorr Long/Short Equity Fund. The below captions of "Net Realized" and "Net Change in Unrealized" correspond to the captions in each
Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Managed Futures Strategy Fund
Forward Currency Contracts	$-	$(142,578)
Futures Contracts
Commodity	(19,429)	(368,857)
Equity	916,916	527,939
Foreign Exchange	89,293	257,140
Interest rate	64,251	1,459,680
Total Futures Contracts	1,051,031	1,875,902
Total Forward Currency Contracts and Futures Contracts	$1,051,031	$1,733,324

Swap Contracts(a)	$17,429,459	$12,934,752

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$-	$2,549,863

LoCorr Multi-Strategy Fund
Equity Put Option(b)	$-	$20,280
Swap Contracts	44,594	(986,660)

LoCorr Market Trend Fund
Forward Currency Contracts	$2,272,229	$(11,506,175)
Futures Contracts
Commodity	(8,127,048)	(6,548,976)
Equity	(50,171,094)	9,012,514
Foreign Exchange	(47,612)	-
Interest rate	14,424,620	18,228,423
Total Futures Contracts	(43,921,134)	20,691,961
Total Forward Currency Contracts and Futures Contracts	$(41,648,905)	$9,185,786

LoCorr Long/Short Equity Fund
Equity Put Option(b)	$-	$44,070

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the three month period ended March 31, 2016 were:
	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Managed Futures Strategy Fund(c)
Swap Contracts(a)	$374,639,826	$-

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$69,350,000	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$32,082,500	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,081,618,817	$1,758,724,166
Futures Contracts	7,931,233,347	813,448,192

(a) Swap Contract was liquidated as of March 31, 2016.

(b) Included in the consolidated statement of operations: Net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

(c) The LoCorr Managed Futures Strategy Fund commenced trading of forward and futures contracts beginning March 31, 2016, therefore the notional amounts presented on the Fund's consolidated schedule of forward currency contracts and the consolidated schedule of open futures contracts are deemed to be an accurate representation of the volume of activity for the three month period ended March 31, 2016.

The Funds consider the put options held at March 31, 2016, as noted on the respective schedules of investments, to be an accurate representation of the volume of activity in option contracts for the three month period ended March 31, 2016.

Please refer to the Funds' prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title) /s/ Kevin Kinzie
   Kevin Kinzie, President

Date    May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Kevin Kinzie
     Kevin Kinzie, President

Date    May 27, 2016

By (Signature and Title)   /s/ Jon Essen
     Jon Essen, Treasurer

Date    May 27, 2016